     As filed with the Securities and Exchange Commission on July 18, 2001
                                             Registration No. 33-00488/811-04416


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                       POST-EFFECTIVE AMENDMENT NO. 57                 [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 56                         [X]

                  Armada Funds (formerly known as "NCC Funds")
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                            Oaks, Pennsylvania, 19456
                    (Address of Principal Executive Offices)


                         Registrant's Telephone Number:
                                 1-800-622-FUND

                            W. Bruce McConnel, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Patricia Foster, Esq.
                               National City Bank
                              National City Center
                                  P.O. Box 5756
                           Cleveland, Ohio 44101-0756

It is proposed that this filing will become effective (check appropriate box):

         [ ] immediately upon filing pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(i)

         [ ] on (date) pursuant to paragraph(a)(i)

         [ ] on (date) pursuant to paragraph (b)

         [X] 75 days after filing pursuant to paragraph (a)(ii)

         [ ] on (date) pursuant to paragraph (a)(iii) of rule 485.

If appropriate, check the following box:

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Title of Securities Being Registered . . . . Shares of beneficial interest

                                     Part A

Part A of this Post-effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A consists of the following documents:

1) Prospectus for A, B and C Shares (Retail) of the newly registered Armada Micro Cap Value Fund, as filed herewith

2) Prospectus for I Shares (Institutional) of the Armada Micro Cap Value Fund, as filed herewith

3) Supplement to the prospectus for A, B and C Shares of Registrant's Equity Funds, Asset Allocation Funds, Fixed Income Funds and Tax-Free Bond Funds reflecting changes to shareholder servicing fees for certain portfolios, as filed herewith

4) Supplement to the prospectus for Registrant's Money Market Funds reflecting changes to shareholder servicing fees for certain portfolios, as filed herewith

5) Prospectus for A, B and C Shares (Retail) of Registrant's Equity Funds, Asset Allocation Funds, Fixed Income Funds and Tax-Free Bond Funds, which is incorporated by reference to Registrant's Post-Effective Amendment No. 56 as filed with the Commission on March 1, 2001

6) Prospectus for A, B and C Shares (Retail) of Registrant's Money Market Funds, which is incorporated by reference to Registrant's Post-Effective Amendment No. 53 as filed with the Commission on September 29, 2000

                              SUBJECT TO COMPLETION
                              ---------------------


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.




                                  ARMADA FUNDS

                             PRELIMINARY PROSPECTUS
                                A, B AND C SHARES

                                  JULY 18, 2001

                           ARMADA MICRO CAP VALUE FUND

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.



[SAILBOAT LOGO]
ARMADA(TM)
    FUNDS
DESIGN YOUR OWN DESTINY
www.armadafunds.com

                               INVESTMENT ADVISER
                            NATIONAL CITY INVESTMENT
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS


Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class A, B and C Shares of the Armada Micro Cap Value Fund before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:


                                                                                                      PAGE
                                                                                                      ----

ARMADA MICRO CAP VALUE FUND.............................................................................1
MORE INFORMATION ABOUT RISK.............................................................................6
MORE INFORMATION ABOUT FUND INVESTMENTS.................................................................9
INVESTMENT ADVISER AND INVESTMENT TEAM.................................................................10
PURCHASING, SELLING AND EXCHANGING FUND SHARES.........................................................10
DISTRIBUTION OF FUND SHARES............................................................................22
DIVIDENDS AND TAXES....................................................................................23
FINANCIAL HIGHLIGHTS...................................................................................24
HOW TO OBTAIN MORE INFORMATION ABOUT ARMADA FUNDS..............................................BACK COVER

ARMADA MICRO CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                  Long-term capital appreciation

INVESTMENT FOCUS                                 Micro cap equity securities

SHARE PRICE VOLATILITY (RELATIVE TO MUTUAL       High
FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY                    Investing in value-oriented
                                                 equity securities of very small
                                                 companies

INVESTOR PROFILE                                 Investors seeking capital
                                                 appreciation who are willing to
                                                 accept the risk of share price
                                                 volatility that may accompany
                                                 micro cap investing

PRINCIPAL INVESTMENT STRATEGIES

The Armada Micro Cap Value Fund's investment objective is to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing in a diversified portfolio of publicly traded micro cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund primarily invests in common stocks and other equity securities of companies that are considered to have micro cap stock market capitalizations, and in instruments that provide similar market exposure as such securities. The Fund normally invests at least 80% of its net assets in securities issued by micro cap companies and in synthetic instruments with economic characteristics similar to such securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund considers a micro cap company to be one that has a market capitalization of up to $500 million at the time the Fund purchases the company's securities. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities.

In buying and selling securities for the Fund, the Adviser attempts to emphasize equity securities that the Adviser believes are undervalued relative to the general market. The Fund will generally sell securities when they fail to satisfy investment criteria. The Fund will not necessarily sell a security if the issuer is no longer considered a micro cap company, so long as the security otherwise continues to meet investment criteria.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.

PRINCIPAL RISKS OF INVESTING

No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

An investment in Fund shares is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in the Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, micro cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Securities of micro cap companies may be less liquid than securities of large companies and may be difficult to sell at a desirable time and price. There normally is less publicly available information concerning these securities. The trading market for a particular security may be sufficiently thin as to make it difficult for the Fund to dispose of a substantial block of such security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.

These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that micro cap equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations as of the date of this prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)


                                              CLASS A           CLASS B           CLASS C
Maximum Sales Charge (Load) Imposed
on Purchases (as percentage of
offering price)(1)                              5.50%              None              None
------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as percentage of net asset
value)                                           None            5.00%(2)            1.00%(3)
------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Reinvested Dividends and other
Distributions (as a percentage of
offering price)                                  None              None              None
------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of
amount redeemed, if applicable)                  None              None              None
------------------------------------------------------------------------------------------------
Exchange Fee                                     None              None              None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                        1.15%             1.15%             1.15%
------------------------------------------------------------------------------------------------
Distribution and Service
(12b-1) Fees                                    0.10%             0.75%             0.75%
------------------------------------------------------------------------------------------------
Other Expenses:
------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees (4)               0.25%             0.25%             0.25%
------------------------------------------------------------------------------------------------
   Other(5)                                     0.16%             0.16%             0.16%
------------------------------------------------------------------------------------------------
Total Other Expenses                            0.41%             0.41%             0.41%
------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses(6)                           1.66%             2.31%             2.31%
------------------------------------------------------------------------------------------------

(1)This sales charge varies depending upon how much you invest. See "Sales Charges."
(2)This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."
(3)A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.
(4)The Trust has implemented a plan imposing shareholder servicing fees with respect to Class A, Class B and Class C Shares of the Fund. Pursuant to such plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B or Class C Shares in consideration for the payment of up to 0.25% (on an annualized basis) of the net asset value of such Class A, Class B or Class C Shares of the Fund.

For further information concerning this plan, see "Shareholder Services Plan" in the Statement of the Additional Information.
(5)Other expenses are based on estimated amounts for the current fiscal year.
(6)The Adviser and Distributor plan to waive a portion of their fees during the Fund's first year of operation. With these fee waivers the Fund's actual total operating expenses for the year for Class A, Class B and Class C Shares are expected to be 0.46%, 1.16% and 1.16%, respectively. These waivers may be revised or discontinued at any time.

For more information about these fees, see "Investment Adviser and Investment Team."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Armada Micro Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                               1 YEAR           3 YEARS
                                               ------           -------
Class A Shares                                  $660            $  997
Class B Shares(1)                                734             1,121
Class B Shares(2)                                234               721
Class C Shares(1)                                334               721
Class C Shares(2)                                234               721

(1)If you sell your shares at the end of the period.
(2)If you do not sell your shares at the end of the period.

MORE INFORMATION ABOUT RISK

The following pages provide additional information about the risks of the particular investments of the Fund.


EQUITY RISK
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISK
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by the Fund involves risks not present in debt obligations of corporate issuers. The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt and, in turn, the Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risk factors:

CURRENCY RISK
Investments in foreign securities denominated in foreign currencies involve additional risks, including:

- The value of the Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

- The Fund may incur substantial costs in connection with conversions between various currencies.

- The Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.

- Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.


HEDGING RISK
Hedging is a strategy designed to offset investment risks. Hedging activities include, among other things, the use of forwards, options and futures. There are risks associated with hedging activities, including:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures.

- There may not be a liquid secondary market for a futures contract or option.

- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.

LEVERAGING RISK
Leveraging activities include, among other things, borrowing and the use of short sales, options and futures. There are risks associated with leveraging activities, including:

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged Fund.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

- Although the Fund will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out its futures or options contracts at a time which is advantageous.

- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

In addition, the following leveraged instruments are subject to certain specific risks:

         DERIVATIVES
         The Fund uses derivatives to attempt to achieve its investment objective, while at the same time maintaining liquidity. To collateralize (or cover) these derivatives transactions, the Fund holds cash or U.S. government securities.

         FUTURES
         Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

         The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade.

         OPTIONS
         The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

         Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SHORT SALES RISK
Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal circumstances. For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, the Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective. The Fund also may temporarily deviate from its policy to invest at least 80% of its net assets in micro cap securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions. The Trust cannot guarantee that the Fund will achieve its investment goal.

The Trust has applied for an order from the SEC that, if granted, would allow the non-money market funds offered by the Trust to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. A non-money market fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets. There is no guarantee that the SEC will approve the application.

INVESTMENT ADVISER AND INVESTMENT TEAM

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of December 31, 2000, the Adviser had approximately $26.3 billion in assets under management.

The Adviser's Equity Value Team manages the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser is entitled to a management fee at the contractual rate of 1.15% of the average annual net assets of the Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A, Class B and Class C Shares of the Fund.

Class A, Class B and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

         CLASS A SHARES

         -        Front-end sales charge
         -        Low 12b-1 fees
         - $500 minimum initial investment -no subsequent minimum investment

         CLASS B SHARES (EXCHANGE ONLY FROM AN ARMADA NON-MONEY MARKET FUND OR ARRANGE FOR A SYSTEMATIC EXCHANGE PROGRAM)

         -        No front-end sales charge
         - Contingent deferred sales charge (back-end sales charge if you redeem within 5 years - declining after the second year)
         -        Higher 12b-1 fees than Class A
         - $500 minimum initial investment -no subsequent minimum investment
         -        Converts to Class A shares after the eighth year

         CLASS C SHARES

         -        No front-end sales charge
         - Contingent deferred sales charge (back-end sales charge if you redeem within the first 18 months)
         -        Higher 12b-1 fees than Class A
         - $500 minimum initial investment -no subsequent minimum investment
         -        Does not convert to any other class

Class A and Class B Shares are for individual and corporate investors and retirement plans. Class C Shares are for individual investors and retirement plans. For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50. See "Planned Investment Program" on page 13.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

-        Internet
-        Telephone
-        Mail
-        Automated Clearing House (ACH)
-        Wire

To purchase shares directly from us, please log on to our website at www.armadafunds.com, or call 1-800-622-FUND (3863). To set up a new account with a different registration, complete and send in an Armada Funds New Account application. You may complete the application directly online through the Armada Website. Please print, sign and mail when finished, or you may call 1-800-622-FUND (3863) to obtain an application. Unless you arrange to pay by wire or ACH, write your check, payable in U.S. dollars, to "Armada Funds (Fund name)." The Trust cannot accept third-party checks, credit cards, credit card checks or cash.

To purchase shares by wire, call 1-800-622-FUND (3863) to set up your account to accommodate wire transactions and to receive a wire control number to be included in the body of the wire. To initiate your wire transaction, call your depository institution. Federal funds (monies transferred from one bank to another through the Federal Reserve system with same-day availability) should be wired to:

State Street Bank and Trust Company
ABA # 011000028
Account 99052755 Credit Armada Funds
(Account Registration)
(Account Number)
(Wire Control Number)
Note: Your bank may charge you a fee for this service.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Trust. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

Your investment representative is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain investment representatives have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the investment representative must send your payment to the Funds by the time it prices its shares on the following day. If your investment representative fails to do so, it may be responsible for any resulting fees or losses.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end shares charge. Daily NAV is calculated for the Fund each Business Day at 4:00 p.m. Eastern time, the regularly-scheduled close of normal trading on the New York Stock Exchange. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive your order by the above listed deadlines and federal funds (readily available funds) before 2:00 p.m. Eastern time the following day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio at market price. In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.

The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot purchase or sell Fund shares.

PLANNED INVESTMENT PROGRAM

With a $50 minimum initial investment and if you have a checking or savings account with a bank, you may purchase Class A, Class B or Class C Shares automatically through regular deductions from your account in amounts of at least $50 per month.

You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

------------------------------------------------------------------------------------------------------
                                                                                     Dealers'
                                   Sales Charge as         As a % of Net            Reallowance
If your                            a % of Offering          Asset Value         as a % of Offering
Investment is:                     Price Per Share           Per Share            Price Per Share
------------------------------------------------------------------------------------------------------
Less than $25,000                       5.50                   5.80                    5.25
------------------------------------------------------------------------------------------------------
$25,000 but less
   than $50,000                         5.25                   5.50                    5.00
------------------------------------------------------------------------------------------------------
$50,000 but less
   than $100,000                        4.75                   5.00                    4.50
------------------------------------------------------------------------------------------------------
$100,000 but less
   than $250,000                        3.75                   3.90                    3.50
------------------------------------------------------------------------------------------------------
$250,000 but less
   than $500,000                        3.00                   3.10                    2.75
------------------------------------------------------------------------------------------------------
$500,000 but less
   than $1,000,000                      2.00                   2.00                    1.75
------------------------------------------------------------------------------------------------------
$1,000,000 or more                      0.00                   0.00                    0.00
------------------------------------------------------------------------------------------------------


With respect to purchases of $1,000,000 or more of the Fund, the Adviser may pay from its own resources a fee of 1.00% of the amount invested to the financial institution placing the purchase order. A 1.00% sales charge will be assessed against a shareholder's Fund account if its value falls below $1,000,000 due to a redemption by the shareholder within the first year following the initial investment of $1,000,000 or more.

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

         - by Trustees and Officers of the Trust and their immediate families (spouse, parents, siblings, children and grandchildren);

         - by directors and retired directors of National City Corporation (NCC) or any of its affiliates and their immediate families, employees and retired employees of NCC or any of its affiliates and their immediate families and participants in employee benefit/ retirement plans of NCC or any of its affiliates and their immediate families;

         - by direct transfer of rollover from a qualified plan for which affiliates of NCC serve as trustee or agent (or certain institutions having relationships with affiliates of NCC);

         - by investors purchasing through payroll deduction, investors in Armada Plus account through NCC's Retirement Plan Services or investors investing through "one stop" networks;

         - by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients;

         - when shares are purchased through certain broker-dealers who have agreed to provide certain services with respect to shares of the Fund, including Charles Schwab Mutual Fund Marketplace.(TM) Check with your broker-dealer to see if you qualify for this exemption; and

         - by direct rollover from an Armada Plus Retirement Plan or Armada Simple IRA.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 180 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares and would like to exercise this option.

REDUCED SALES CHARGES - CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for

       (i)    your account,
       (ii)   your spouse's account,
       (iii)  a joint account with your spouse, or
       (iv)   your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

If you do not purchase the amount of shares indicated in the Letter, the Letter authorizes the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the time of fulfillment, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent. You must notify the Fund of the purchases that qualify for this discount.

CONTINGENT DEFERRED SALES CHARGES -
         CLASS B SHARES AND CLASS C SHARES

You do not pay a sales charge when you purchase Class B or Class C Shares. The offering price of Class B and Class C Shares is simply the next calculated NAV. But if you sell your Class B Shares within five years after your purchase or your Class C Shares within 18 months of purchase, you will pay a contingent deferred sales charge as described in the table below for Class B Shares or 1.00% for Class C Shares on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of the Fund for Class B Shares of another Armada Fund or to exchanges of Class C Shares of the Fund for Class C Shares of another Armada Fund. After eight years, your Class B Shares are converted to Class A Shares. There is no conversion feature for Class C Shares.

  -------------------------------------------------------------------------------------------------
                                                              Class B Shares
                                            Contingent Deferred Sales Charge as a Percentage of
  Years Since Purchase                                Dollar Amount Subject to Change
  -------------------------------------------------------------------------------------------------

  First                                                          5.0%
  Second                                                         5.0%
  Third                                                          4.0%
  Fourth                                                         3.0%
  Fifth                                                          2.0%
  Sixth                                                          None
  Seventh                                                        None
  Eighth                                                         None

When an investor redeems his or her Class B and Class C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B and Class C Shares are redeemed first from those Class B and Class C Shares that are not subject to the deferred sales load (i.e., Class B and Class C Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B and Class C Shares that have been held the longest.

The contingent deferred sales charge will be waived if you sell your Class B or Class C Shares for the following reasons:

-        redemptions following the death or disability of a shareholder;

- redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;

- minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

- redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with plan sponsor;

-        redemptions by a settlor of a living trust;

- redemptions effected pursuant to the Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;

-        return of excess contributions;

- redemptions following the death or disability of both shareholders in the case of joint accounts;

- exchanges of Class B Shares between Class B Shares or Class C Shares between Class C Shares, respectively, of the Trust;

- distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan; and

- exchange of Class B or Class C Shares for Class I Shares of the same Fund by a financial institution on behalf of its customers who beneficially own such shares through a fiduciary account.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy Class A Shares and is paid a servicing fee immediately (for Class B or C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares). Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

HOW TO SELL YOUR FUND SHARES

Holders of Class A, Class B and Class C Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-622-FUND (3863).

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day through the Internet at www.armadafunds.com, by telephone at 1-800-622-FUND (3863) or by mail. The minimum amount for Internet and telephone redemptions is $100.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined less, in the case of Class B and Class C Shares, any applicable deferred sales charge. Good order means that your request includes complete information and legal requirements on your purchase, exchange or redemption and that the Fund has received the appropriate assets.

When an Investor redeems his or her Class B Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B Shares are redeemed first from those Class B Shares that are not subject to the deferred sales load (i.e., Class B Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B Shares that have been held the longest. You may arrange for participation in this program by calling 1-800-622-FUND (3863), or by completing an account application.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. There will be no deferred sales charge on systematic withdrawals made on Class B or Class C Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance. You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-622-FUND (3863), or by completing an account application.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request in good order. Good order means that your request includes complete information on your purchase, exchange or redemption and that the Fund has received the appropriate assets. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c)      the SEC has by order permitted such suspension; or

(d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day through the Internet at www armadafunds.com, by telephone or by mail. Exchange requests into a new Fund must be for an amount of at least $500.

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing
- switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling. As money is shifted in and out, a Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months during a given 12-month period beginning upon the date of the first exchange transaction. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of the Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. Any modification to the exchange privilege will not otherwise affect your right to redeem shares. You will be provided 60 days' notice before a material change to the exchange privilege is made.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of the Fund for Class A Shares of any other Armada Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an Armada Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into an Armada Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange in this manner.

CLASS B SHARES

You may exchange Class B Shares of the Fund for Class B Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least five years from your initial purchase.

CLASS C SHARES

You may exchange Class C Shares of the Fund for Class C Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Fund has followed reasonable procedures to confirm the authenticity of instructions.

SYSTEMATIC EXCHANGE PROGRAM AVAILABLE TO CLASS A, B AND C SHARES

The Systematic Exchange Program allows you to exchange your existing shares of an Armada money market fund for any other Armada Fund of the same class automatically, at periodic intervals. The minimum amount of each exchange is $50. Exchanging in this manner may reduce the average cost per share of a Fund.

Because purchases of Class A Shares of Funds may be subject to an initial sales charge, it may be beneficial for you to execute a Letter of Intent indicating an intent to purchase Class A Shares in connection with this program.

If you would like to enter a systematic exchange program concerning Class B or Class C Shares you must exchange them within six or twelve months from the date of purchase.

You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

DISTRIBUTION OF FUND SHARES

The Fund has adopted separate distribution plans with respect to Class A Shares, Class B Shares and Class C Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allow the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution fees, after fee waivers, as a percentage of average daily net assets are 0.05%, 0.75% and 0.75% with respect to Class A Shares, Class B Shares and Class C Shares, respectively, of the Fund. Absent fee waivers, the Fund may pay distribution fees of up to 0.10% for Class A Shares.

The Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class A, Class B or Class C Shares of the Fund. The Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class A, Class B or Class C Shares for these shareholder services.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund distributes income at least annually.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at www.armadafunds.com, or you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund (or an in-kind redemption), based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareowners may also be subject to state and local taxes on distributions and redemptions. Shareowners should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Fund because it had not yet commenced operations as of the date of this prospectus.

INVESTMENT ADVISER
National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

BOARD OF TRUSTEES

ROBERT D. NEARY                                         RICHARD W. FURST
Chairman                                                Garvice D. Kincaid Professor of Finance
Retired Co-Chairman, Ernst & Young                          and Dean, Gatton College of Business
Director:                                                   and Economics, University of Kentucky
Cold Metal Products, Inc.                               Director:
Commercial Metals Company                               Foam Design, Inc.
Strategic Distribution, Inc.                            The Seed Corporation
                                                        Office Suites Plus, Inc.
                                                        ihigh, Inc.

HERBERT R. MARTENS, JR.                                 GERALD L. GHERLEIN
President                                               Retired Executive Vice President and
Executive Vice President,                                  General Counsel, Eaton Corporation
   National City Corporation
Chairman, President and Chief Executive
   Officer, NatCity Investments, Inc.

JOHN F. DURKOTT                                         J. WILLIAM PULLEN
President and Chief Operating Officer                   President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.                  Whayne Supply Company

ROBERT J. FARLING
Retired Chairman, President and Chief
    Executive Officer, Centerior Energy


    The Armada Trustees also serve as Trustees of The Armada Advantage Fund.

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports will list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Internet:
www.armadafunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston, MA 02266-8421

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102.

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Armada(TM)
       Funds
DESIGN YOUR OWN DESTINY
www.armadafunds.com

Armada Funds' Investment Company Act registration number is 811-4416

                              SUBJECT TO COMPLETION
                              ---------------------


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.




                                  ARMADA FUNDS

                             PRELIMINARY PROSPECTUS
                                    I SHARES

                                 JULY 18, 2001

                           ARMADA MICRO CAP VALUE FUND

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



[SAILBOAT LOGO]
ARMADA(TM)
 FUNDS
DESIGN YOUR OWN DESTINY
www.armadafunds.com

                               INVESTMENT ADVISER
                            NATIONAL CITY INVESTMENT
                               MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS


Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class I Shares of the Armada Micro Cap Value Fund before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:



                                                                  PAGE
                                                                  ----

ARMADA MICRO CAP VALUE FUND.........................................1
MORE INFORMATION ABOUT RISK.........................................5
MORE INFORMATION ABOUT FUND INVESTMENTS.............................8
INVESTMENT ADVISER AND INVESTMENT TEAM..............................9
PURCHASING, SELLING AND EXCHANGING FUND SHARES......................9
DISTRIBUTION OF FUND SHARES........................................13
DIVIDENDS AND TAXES................................................13
FINANCIAL HIGHLIGHTS...............................................15
HOW TO OBTAIN MORE INFORMATION ABOUT ARMADA FUNDS..........BACK COVER

ARMADA MICRO CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                                  Long-term capital appreciation
INVESTMENT FOCUS                                 Micro cap equity securities
SHARE PRICE VOLATILITY (RELATIVE TO MUTUAL       High
FUNDS GENERALLY)
PRINCIPAL INVESTMENT STRATEGY                    Investing in value-oriented
                                                 equity securities of very small
                                                 companies
INVESTOR PROFILE                                 Investors seeking capital
                                                 appreciation who are willing
                                                 to accept the risk of share
                                                 price volatility that may
                                                 accompany micro cap investing

PRINCIPAL INVESTMENT STRATEGIES

The Armada Micro Cap Value Fund's investment objective is to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing in a diversified portfolio of publicly traded micro cap equity securities. The investment objective may be changed without a shareholder vote.

The Fund primarily invests in common stocks and other equity securities of companies that are considered to have micro cap stock market capitalizations, and in instruments that provide similar market exposure as such securities. The Fund normally invests at least 80% of its net assets in securities issued by micro cap companies and in synthetic instruments with economic characteristics similar to such securities. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy. The Fund considers a micro cap company to be one that has a market capitalization of up to $500 million at the time the Fund purchases the company's securities. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities.

In buying and selling securities for the Fund, the Adviser attempts to emphasize equity securities that the Adviser believes are undervalued relative to the general market. The Fund will generally sell securities when they fail to satisfy investment criteria. The Fund will not necessarily sell a security if the issuer is no longer considered a micro cap company, so long as the security otherwise continues to meet investment criteria.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.


PRINCIPAL RISKS OF INVESTING

No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

An investment in Fund shares is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in the Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, micro cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Securities of micro cap companies may be less liquid than securities of large companies and may be difficult to sell at a desirable time and price. There normally is less publicly available information concerning these securities. The trading market for a particular security may be sufficiently thin as to make it difficult for the Fund to dispose of a substantial block of such security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments.

These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that micro cap equity securities may underperform other segments of the equity markets or the equity markets as a whole. For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations as of the date of this prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                               CLASS I
Investment Advisory Fees                         1.15%
------------------------------------------------------
Distribution and Service
(12b-1) Fees                                     0.10%
------------------------------------------------------
Other Expenses(1)                                0.16%
------------------------------------------------------
Total Annual Fund
Operating Expenses(2)                            1.41%
------------------------------------------------------

(1)Other expenses are based on estimated amounts for the current fiscal year.
(2)The Adviser and Distributor plan to waive a portion of their fees during the Fund's first year of operation. With these fee waivers the Fund's actual total operating expenses for the year are expected to be 0.21%. These waivers may be revised or discontinued at any time.

For more information about these fees, see "Investment Adviser and Investment Team."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Armada Micro Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                               1 YEAR           3 YEARS
                                               ------           -------
Class I Shares                                  $144              $446

MORE INFORMATION ABOUT RISK

The following pages provide additional information about the risks of the particular investments of the Fund.


EQUITY RISK
Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISK
Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or expropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by the Fund involves risks not present in debt obligations of corporate issuers. The issuer of debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and the Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt and, in turn, the Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

In addition to these risks, certain foreign securities may be subject to the following additional risk factors:

CURRENCY RISK
Investments in foreign securities denominated in foreign currencies involve additional risks, including:

- The value of the Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

- The Fund may incur substantial costs in connection with conversions between various currencies.

- The Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.

- Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.


HEDGING RISK
Hedging is a strategy designed to offset investment risks. Hedging activities include, among other things, the use of forwards, options and futures. There are risks associated with hedging activities, including:

- The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures.

- There may not be a liquid secondary market for a futures contract or option.

- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.

LEVERAGING RISK
Leveraging activities include, among other things, borrowing and the use of short sales, options and futures. There are risks associated with leveraging activities, including:

- The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged Fund.

- There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

- Although the Fund will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out its futures or options contracts at a time which is advantageous.

- Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

In addition, the following leveraged instruments are subject to certain specific risks:

         DERIVATIVES
         The Fund uses derivatives to attempt to achieve its investment objective, while at the same time maintaining liquidity. To collateralize (or cover) these derivatives transactions, the Fund holds cash or U.S. government securities.

         FUTURES
         Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

         The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade.

         OPTIONS
         The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

         Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

SHORT SALES RISK
Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal circumstances. For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, the Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective. The Fund also may temporarily deviate from its policy to invest at least 80% of its net assets in micro cap securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions. The Trust cannot guarantee that the Fund will achieve its investment goal.

The Trust has applied for an order from the SEC that, if granted, would allow the non-money market funds offered by the Trust to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. A non-money market fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets. There is no guarantee that the SEC will approve the application.

INVESTMENT ADVISER AND INVESTMENT TEAM

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of December 31, 2000, the Adviser had approximately $26.3 billion in assets under management.

The Adviser's Equity Value Team manages the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser is entitled to a management fee at the contractual rate of 1.15% of the average annual net assets of the Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class I Shares of the Fund.

Class I Shares have no sales charge, no minimum initial investment and are only available to financial institutions.

Class I Shares are for financial institutions investing for their own or their customers' accounts. For information on how to open an account and setup procedures for placing transactions call 1-800-622-FUND (3863).

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders.

HOW TO PURCHASE FUND SHARES

You may buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Trust. You will also generally have to address your correspondence or questions regarding the Fund to your institution.

To purchase shares by wire, call 1-800-622-FUND (3863) to set up your account to accommodate wire transactions and to receive a wire control number to be included in the body of the wire. To initiate your wire transaction, call your depository institution.

Federal funds (monies transferred from one bank to another through the Federal Reserve system with same-day availability) should be wired to:

State Street Bank and Trust Company
ABA # 011000028
Account 99052755 Credit Armada Funds
(Account Registration)
(Account Number)
(Wire Control Number)

Note: Your bank may charge you a fee for this service.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order. Daily NAV is calculated for the Fund each Business Day at 4:00 p.m. Eastern time, the regularly-scheduled close of normal trading on the New York Stock Exchange. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

So, for you to be eligible to receive dividends declared on the day you submit your purchase order, a Fund generally must receive your order by the above listed deadlines and federal funds (readily available funds) before 2:00 p.m. Eastern time the following day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio at market price. In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.

The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot purchase or sell Fund shares.

SALES CHARGES

There are no sales charges on the purchase of Class I Shares.

HOW TO SELL YOUR FUND SHARES

Holders of Class I Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-622-FUND (3863).

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

The sale price of each share will be the next NAV determined after the Fund receives your request.

When an Investor redeems his or her Class B Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B Shares are redeemed first from those Class B Shares that are not subject to the deferred sales load (i.e., Class B Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B Shares that have been held the longest. You may arrange for participation in this program by calling 1-800-622-FUND (3863), or by completing an account application.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request in good order. Good order means that your request includes complete information on your purchase, exchange or redemption and that the Fund has received the appropriate assets. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee. IF YOU PURCHASE YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

If you recently changed your address on your account, redemption proceeds will not be available until after 10 business days without a signature guarantee.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c)      the SEC has by order permitted such suspension; or

(d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by telephone or by mail through the institution from which the shares were purchased. Exchange requests into a new Fund must be for an amount of at least $500.

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing
- switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling. As money is shifted in and out, a Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months during a given 12-month period beginning upon the date of the first exchange transaction. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of the Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. Any modification to the exchange privilege will not otherwise affect your right to redeem shares. You will be provided 60 days' notice before a material change to the exchange privilege is made.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Distribution fees, after fee waivers, as a percentage of average daily net assets are 0.05% for Class I Shares. Absent fee waivers, the Fund may pay distribution fees of up to 0.10% for Class I Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund distributes income at least annually.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

The Funds use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund (or an in-kind redemption), based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of a Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareowners may also be subject to state and local taxes on distributions and redemptions. Shareowners should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Fund because it had not yet commenced operations as of the date of this prospectus.

INVESTMENT ADVISER
National City Investment Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

BOARD OF TRUSTEES

ROBERT D. NEARY                                         RICHARD W. FURST
Chairman                                                Garvice D. Kincaid Professor of Finance
Retired Co-Chairman, Ernst & Young                          and Dean, Gatton College of Business
Director:                                                   and Economics, University of Kentucky
Cold Metal Products, Inc.                               Director:
Commercial Metals Company                               Foam Design, Inc.
Strategic Distribution, Inc.                            The Seed Corporation
                                                        Office Suites Plus, Inc.
                                                        ihigh, Inc.

HERBERT R. MARTENS, JR.                                 GERALD L. GHERLEIN
President                                               Retired Executive Vice President and
Executive Vice President,                                  General Counsel, Eaton Corporation
   National City Corporation
Chairman, President and Chief Executive
   Officer, NatCity Investments, Inc.

JOHN F. DURKOTT                                         J. WILLIAM PULLEN
President and Chief Operating Officer                   President and Chief Executive Officer,
   Kittle's Home Furnishings Center, Inc.                  Whayne Supply Company

ROBERT J. FARLING
Retired Chairman, President and Chief
    Executive Officer, Centerior Energy


    The Armada Trustees also serve as Trustees of The Armada Advantage Fund.

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports will list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

By Internet:
www.armadafunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston, MA 02266-8421

From the SEC:

You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102.

[Sailboat Logo]
Armada(TM)
   Funds
DESIGN YOUR OWN DESTINY
www.armadafunds.com

Armada Funds' Investment Company Act registration number is 811-4416

                                  ARMADA FUNDS
                      EQUITY FUNDS, ASSET ALLOCATION FUNDS,
                   FIXED INCOME FUNDS AND TAX-FREE BOND FUNDS
                           A, B AND C SHARES (RETAIL)

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
    IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

The Prospectus is amended as follows to reflect an increase in shareholder servicing fees from 0.10% to 0.25% of the net asset value of Class A Shares of the Limited Maturity Bond Fund and Class A Shares and Class B Shares of the Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund and Pennsylvania Municipal Bond Fund:

- The fee and expense table appearing on page 52 is revised with respect to Class A Shares of the Limited Maturity Bond Fund to read as follows:

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                         LIMITED MATURITY BOND FUND
                                                  CLASS A
Maximum Sales Charge (Load)
Imposed on Purchases (as
percentage of offering price)(1)                    2.75%
-------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as percentage of net
asset value)                                        None
-------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested
Dividends and other
Distributions (as a percentage of
offering price)                                     None
-------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if
applicable)                                         None
-------------------------------------------------------------------
Exchange Fee                                        None



ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                          0.45%
-------------------------------------------------------------------
Distribution and Service
(12b-1) Fees                                      0.10%
-------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------
   Shareholder Servicing Fees                     0.25%(4)
-------------------------------------------------------------------
   Other                                          0.19%
-------------------------------------------------------------------
Total Other Expenses                              0.44%
-------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                0.99%(6)
-------------------------------------------------------------------

-    Footnotes 4 and 6 on page 54 are revised to read as follows:

     (4) The Trust has implemented a plan imposing shareholder servicing fees with respect to Class A Shares, Class B Shares and Class C Shares of each Fund. Pursuant to such plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B or Class C Shares in consideration for the payment of up to 0.25% (on an annualized basis) of the net asset value of such Class A, Class B or Class C Shares of the Funds. For further information concerning this plan see "Shareholder Services Plan" in the Statement of Additional Information.

     (6) Each of these Funds' total actual annual operating expenses for Class A, Class B and Class C Shares for the most recent fiscal year were less than the amounts shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses for Class A, Class B and Class C Shares at a specified level. With these fee waivers, each Fund's actual total operating expenses for Class A, Class B and Class C Shares were, respectively:

               Intermediate Bond Fund            0.83%        1.54%        1.54%
               Limited Maturity Bond Fund        0.64%        1.54%        1.54%
               Total Return Advantage Fund       0.73%        1.47%         N/A

          The Adviser and Distributor each expects to continue these waivers so that total operating expenses for Class A, Class B and Class C Shares for the current fiscal year will be as follows:

               Intermediate Bond Fund            0.84%        1.54%        1.54%
               Limited Maturity Bond Fund        0.81%        1.54%        1.54%
               Total Return Advantage Fund       0.74%        1.47%        1.47%

          These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

- The Example on page 55 with respect to Class A Shares of the Limited Maturity Bond Fund is revised to read as follows:

                                    1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND
          Class A Shares             $373       $582         $807        $1,455
-------------------------------------------------------------------------------

- The fee and expense table appearing on page 64 is revised with respect to Class A Shares and Class B Shares of the Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund and Pennsylvania Municipal Bond Fund to read as follows:

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                    NATIONAL        NATIONAL
                                       MICHIGAN MUNICIPAL   MICHIGAN MUNICIPAL     TAX EXEMPT      TAX EXEMPT
                                            BOND FUND            BOND FUND         BOND FUND       BOND FUND
                                             CLASS A              CLASS B           CLASS A         CLASS B
Maximum Sales Charge (Load)
Imposed on Purchases (as
percentage of offering price)(1)               4.75%                None              4.75%          None
---------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as percentage of net
asset value)                                   None                 5.00%(2)          None           5.00%(2)
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested
Dividends and other
Distributions (as a percentage of
offering price)                                None                 None              None           None
---------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if
applicable)                                    None                 None              None           None
---------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                   None                 None              None           None


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                       0.55%                0.55%             0.55%          0.55%
---------------------------------------------------------------------------------------------------------------------------
Distribution and Service
(12b-1) Fees                                   0.10%                0.75%             0.10%          0.75%
---------------------------------------------------------------------------------------------------------------------------
Other Expenses:
---------------------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(4)               0.25%                0.25%             0.25%          0.25%
---------------------------------------------------------------------------------------------------------------------------
   Other                                       0.18%                0.18%             0.16%          0.16%
---------------------------------------------------------------------------------------------------------------------------
Total Other Expenses                           0.43%                0.43%             0.41%          0.41%
---------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                             1.08%(5)             1.73%(5)          1.06%(6)       1.71%(6)
---------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                          PENNSYLVANIA        PENNSYLVANIA
                                              OHIO TAX EXEMPT     OHIO TAX EXEMPT           MUNICIPAL           MUNICIPAL
                                                 BOND FUND           BOND FUND              BOND FUND           BOND FUND
                                                  CLASS A             CLASS B                CLASS A             CLASS B
Maximum Sales Charge (Load)
Imposed on Purchases (as
percentage of offering price)(1)                    3.00%               None                   3.00%               None
---------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as percentage of net
asset value)                                        None                5.00%(2)               None                5.00%(2)
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested
Dividends and other
Distributions (as a percentage of
offering price)                                     None                None                   None                None
---------------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if
applicable)                                         None                None                   None                None
---------------------------------------------------------------------------------------------------------------------------
Exchange Fee                                        None                None                   None                None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                            0.55%               0.55%                  0.55%               0.55%
---------------------------------------------------------------------------------------------------------------------------
Distribution and Service
(12b-1) Fees                                        0.10%               0.75%                  0.10%               0.75%
---------------------------------------------------------------------------------------------------------------------------
Other Expenses:
---------------------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(4)                    0.25%               0.25%                  0.25%               0.25%
---------------------------------------------------------------------------------------------------------------------------
   Other                                            0.15%               0.15%                  0.19%               0.19%
---------------------------------------------------------------------------------------------------------------------------
Total Other Expenses                                0.40%               0.40%                  0.44%               0.44%
---------------------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                  1.05%(6)            1.70%(6)               1.09%(6)            1.74%(6)
---------------------------------------------------------------------------------------------------------------------------

-    Footnotes 4, 5 and 6 on page 65 are revised to read as follows:

     (4) The Trust has implemented a plan imposing shareholder servicing fees with respect to Class A Shares, Class B Shares and Class C Shares of each Fund. Pursuant to such plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B or Class C Shares in consideration for the payment of up to 0.25% (on an annualized basis) of the net asset value of such Class A, Class B or Class C Shares of the Funds. For further information concerning this plan see "Shareholder Services Plan" in the Statement of Additional Information.

     (5) The Adviser and Distributor each expects to waive fees for the Michigan Municipal Bond Fund so that total operating expenses for Class A, Class B and Class C Shares are expected to be 0.88%, 1.58% and 1.58%, respectively. These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

     (6) Each of these Funds' total actual annual operating expenses for Class A, Class B and Class C Shares, as applicable, for the most recent fiscal year were less than the amounts shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses for Class A, Class B and Class C Shares at a specified level. With these fee waivers, each Fund's actual total operating expenses for Class A, Class B and Class C Shares were, respectively:

               National Tax Exempt Bond Fund        0.63%      1.34%      1.49%
               Ohio Tax Exempt Bond Fund            0.61%       N/A        N/A
               Pennsylvania Municipal Bond Fund     0.63%       N/A       1.51%

          The Adviser and Distributor each expects to continue these waivers so that total operating expenses for Class A, Class B and Class C Shares for the current fiscal year will be as follows:

               National Tax Exempt Bond Fund        0.86%      1.56%      1.56%
               Ohio Tax Exempt Bond Fund            0.85%      1.55%      1.55%
               Pennsylvania Municipal Bond Fund     0.86%      1.59%      1.59%

          These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

- The Examples on page 65 with respect to Class A Shares and Class B Shares of the Michigan Municipal Bond Fund, National Tax Exempt Bond Fund, Ohio Tax Exempt Bond Fund and Pennsylvania Municipal Bond Fund are revised to read as follows:

                                                                 1 YEAR        3 YEARS        5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND
         Class A Shares                                            $580          $802          $1,042          $1,730
         Class B Shares(1)                                         $676          $945          $1,139          $1,867
         Class B Shares(2)                                         $176          $545          $  939          $1,867
----------------------------------------------------------------------------------------------------------------------
NATIONAL TAX EXEMPT BOND FUND
         Class A Shares                                            $578          $796          $1,032          $1,708
         Class B Shares(1)                                         $674          $939          $1,128          $1,845
         Class B Shares(2)                                         $174          $539          $  928          $1,845
----------------------------------------------------------------------------------------------------------------------
OHIO TAX EXEMPT BOND FUND
         Class A Shares                                            $404          $624          $  862          $1,544
         Class B Shares(1)                                         $673          $936          $1,123          $1,834
         Class B Shares(2)                                         $173          $536          $  923          $1,834
----------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
         Class A Shares                                            $408          $636          $  883          $1,589
         Class B Shares(1)                                         $677          $948          $1,144          $1,878
         Class B Shares(2)                                         $177          $548          $  944          $1,878
----------------------------------------------------------------------------------------------------------------------

(1)  If you sell your shares at the end of the period.
(2)  If you do not sell your shares at the end of the period.

- Except for the last paragraph which remains unchanged, the section entitled "Distribution of Fund Shares" on pages 80 and 81 is revised to read as follows:

Each Fund has adopted separate distribution plans with respect to Class A Shares, Class B Shares and Class C Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allow the Funds to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution fees, after fee waivers, as a percentage of average daily net assets are 0.05%, 0.75% and 0.75% with respect to Class A Shares (0.005% for the Equity Index Fund and 0.02% for each of the Limited Maturity Bond, Total Return Advantage and Pennsylvania Municipal Bond Funds), Class B Shares and Class C Shares, respectively, of each Fund. Absent fee waivers, the Funds may pay distribution fees of up to 0.10% for Class A Shares.

Each Fund also has adopted a shareholder services plan that permits the Funds to use their assets to pay for services provided by financial institutions to their customers who hold Class A, Class B or Class C Shares of the Funds. The Funds may pay these institutions up to 0.25% of the average daily net assets attributable to Class A, Class B or Class C Shares for these shareholder services.

As of the date of the Prospectus, the Strategic Income Bond Fund had not yet commenced operations. The amounts indicated above are the fees the Fund intends to pay upon start up of operations. The Prospectus will be supplemented to advise prospective investors when shares of the Fund will be available for purchase.

                                  ARMADA FUNDS
                               MONEY MARKET FUNDS
                           A, B AND C SHARES (RETAIL)

  THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
     IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS

The Prospectus is amended as follows to reflect an increase in shareholder servicing fees from 0.15% to 0.25% of the net asset value of Class A Shares of the Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund:

- The fee and expense tables appearing on pages 17 and 18 are revised with respect to the Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund to read as follows:

SHAREHOLDER FEES
(PAID DIRECTLY FROM YOUR INVESTMENT)

                                              OHIO MUNICIPAL     PENNSYLVANIA TAX EXEMPT      TAX EXEMPT
                                             MONEY MARKET FUND      MONEY MARKET FUND      MONEY MARKET FUND
                                                  CLASS A                CLASS A                CLASS A
Maximum Sales Charge (Load)
Imposed on Purchases (as
percentage of offering price)                       None                   None                   None
-------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge
(Load) (as percentage of net
asset value)                                        None                   None                   None
-------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Reinvested
Dividends and other
Distributions (as a percentage of
offering price)                                     None                   None                   None
-------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage
of amount redeemed, if
applicable)                                         None                   None                   None
-------------------------------------------------------------------------------------------------------------
Exchange Fee                                        None                   None                   None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                            0.35%                  0.40%                  0.35%
-------------------------------------------------------------------------------------------------------------
Distribution and Service
(12b-1) Fees                                        0.10%                  0.10%                  0.10%
-------------------------------------------------------------------------------------------------------------
Other Expenses:
-------------------------------------------------------------------------------------------------------------
   Shareholder Servicing Fees(3)                    0.25%                  0.25%                  0.25%
-------------------------------------------------------------------------------------------------------------
   Other                                            0.16%                  0.14%                  0.13%
-------------------------------------------------------------------------------------------------------------
Total Other Expenses                                0.41%                  0.39%                  0.38%
-------------------------------------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses                                  0.86%(4)               0.89%(4)               0.83%(4)
-------------------------------------------------------------------------------------------------------------

-    Footnotes 3 and 4 on page 19 are revised to read as follows:

     (3) The Trust has implemented a plan imposing shareholder servicing fees with respect to Class A Shares, Class B Shares and Class C Shares of each Fund, as applicable. Pursuant to such plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B or Class C Shares in consideration for the payment of up to 0.25% (on an annualized basis) of the Class A Shares of each Fund and up to 0.25% of the net asset value of Class B Shares and Class C Shares of the Money Market Fund. For further information concerning this plan see "Shareholder Services Plan" in the Statement of Additional Information.

     (4) Each of these Funds' total actual annual operating expenses for Class A Shares for the most recent fiscal year were less than the amounts shown above because the Adviser and Distributor each waived a portion of the fees in order to keep total operating expenses for Class A Shares at a specified level. With these fee waivers, each Fund's actual total operating expenses for Class A Shares were:

               Government Money Market Fund                          0.54%
               Ohio Municipal Money Market Fund                      0.50%
               Pennsylvania Tax Exempt Money Market Fund             0.48%
               Tax Exempt Money Market Fund                          0.47%
               Treasury Money Market Fund                            0.57%

          The Adviser and Distributor each expects to continue these waivers so that total operating expenses for Class A Shares for the current fiscal year will be as follows:

               Government Money Market Fund                          0.70%
               Ohio Municipal Money Market Fund                      0.61%
               Pennsylvania Tax Exempt Money Market Fund             0.59%
               Tax Exempt Money Market Fund                          0.58%
               Treasury Money Market Fund                            0.73%

          These fee waivers remain in place as of the date of this prospectus, but the Adviser and/or Distributor may discontinue all or part of these waivers at any time.

- The Examples on page 20 with respect to Class A Shares of the Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund and Tax Exempt Money Market Fund are revised to read as follows:

                                                            1 YEAR             3 YEARS            5 YEARS         10 YEARS
----------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL MONEY MARKET FUND
          Class A Shares                                      $88                $274               $477            $1,061
----------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
        Class A Shares                                        $91                $284               $493            $1,096
----------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND
         Class A Shares                                       $85                $265               $460            $1,025
----------------------------------------------------------------------------------------------------------------------------

- Except for the last paragraph which remains unchanged, the section entitled "Distribution of Fund Shares" on page 32 is revised to read as follows:

Each Fund has adopted a distribution plan with respect to Class A Shares, and the Money Market Fund has adopted separate distribution plans with respect to Class B and Class C Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allow the Funds to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Distribution fees, after fee waivers, as a percentage of average daily net assets are 0.05% with respect to Class A Shares of each Fund and 0.75% with respect to Class B Shares and Class C Shares of the Money Market Fund. Absent fee waivers, the Funds may pay distribution fees of up to 0.10% for Class A Shares.

Each Fund also has adopted a shareholder services plan that permits the Funds to use their assets to pay for services provided by financial institutions to their customers who hold Class A, Class B or Class C Shares of the Funds, as applicable. The Funds may pay these institutions up to 0.25% of the average daily net assets attributable to Class A, Class B or Class C Shares for these shareholder services.

                                     Part B

Part B of this Post-effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A consists of the following documents:

1) Statement of Additional Information for the Armada Micro Cap Value Fund, as filed herewith

2) Supplement to the Statement of Additional Information for all of Registrant's portfolios other than the Armada Micro Cap Value Fund reflecting changes in shareholder servicing fees for certain portfolios, as filed herewith

3) Statement of Additional Information for all of Registrant's portfolios other than the Micro Cap Value Fund, which is incorporated by reference to Registrant's Post-Effective Amendment No. 56 as filed with the Commission on March 1, 2001

                              SUBJECT TO COMPLETION


THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.


                                  ARMADA FUNDS

                 PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 18, 2001

                           ARMADA MICRO CAP VALUE FUND




This Statement of Additional Information ("SAI") is not a prospectus but should be read in conjunction with the current Prospectuses listed below for the Micro Cap Value Fund (the "Fund") of Armada Funds (the "Trust"), as may be amended or supplemented from time to time. The Prospectuses may be obtained by calling or writing the Trust at 1-800-622-FUND (3863), One Freedom Valley Drive, Oaks, Pennsylvania 19456.


Current Prospectuses
--------------------

-        Preliminary Prospectus dated July 18, 2001 for I Shares of the Fund.

-        Preliminary Prospectus dated July 18, 2001 for A, B and C Shares of the
         Fund.

                                TABLE OF CONTENTS





                                                                         PAGE

STATEMENT OF ADDITIONAL INFORMATION........................................1

INVESTMENT OBJECTIVE AND POLICIES..........................................1

INVESTMENT LIMITATIONS....................................................16

NET ASSET VALUE...........................................................19

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION............................20

DESCRIPTION OF SHARES.....................................................22

ADDITIONAL INFORMATION CONCERNING TAXES...................................23

TRUSTEES AND OFFICERS.....................................................25

ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN SERVICES
   AND TRANSFER AGENCY AGREEMENTS.........................................30

SHAREHOLDER SERVICES PLANS................................................34

PORTFOLIO TRANSACTIONS....................................................35

AUDITORS..................................................................36

COUNSEL...................................................................36

PERFORMANCE INFORMATION...................................................37

MISCELLANEOUS.............................................................38

APPENDIX A...............................................................A-1

APPENDIX B...............................................................B-1

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                  This Statement of Additional Information should be read in conjunction with the Prospectuses that describe the Micro Cap Value Fund. The information contained in this Statement of Additional Information expands upon matters discussed in the Prospectuses. No investment in shares of the Fund should be made without first reading a Prospectus for the Fund.

                  The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue separate classes or series of shares of beneficial interest. The Fund is registered as an open end management investment company. The Fund is a diversified investment company.


                        INVESTMENT OBJECTIVE AND POLICIES
                        ---------------------------------

ADDITIONAL INFORMATION ON FUND MANAGEMENT

                  Further information on the management strategies, techniques, policies and related matters concerning National City Investment Management Company, the investment adviser to the Fund ("IMC" or the "Adviser"), may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also "Performance Information" below.

                  Attached to this Statement of Additional Information is Appendix A which contains descriptions of the rating symbols used by Standard & Poor's ("S&P") Rating Group, Fitch, and Moody's Investors Service, Inc. ("Moody's") for securities which may be held by the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND

                  The following information supplements and should be read in conjunction with the principal strategies and risk disclosure relating to the Fund in the Prospectuses.

                  The Fund will be managed with a value approach, exhibiting aggregate valuation characteristics such as price/earnings, price/book, and price/cash flow ratios which are at a discount to the market averages. Additional factors, such as private market value, balance sheet strength, and long term earnings potential are also considered in stock selection. See "Special Risk Factors for Micro Capitalization Stocks" below.

         Special Risk Factors for Micro Capitalization Stocks

                  Securities held by the Micro Cap Value Fund generally will be issued by public companies with very small capitalizations relative to those which predominate the major market indices, such as the S&P 500 Composite Stock Price Index ("S&P 500") or the Dow Jones Industrial Average. Securities of these companies may at times yield greater returns on investment than stocks of larger, more established companies. Micro capitalization companies are generally not as well-known to investors and have less of an investor following than larger companies. These securities may have a limited trading market, which may adversely affect their disposition and can result in their being priced lower than might otherwise be the case. It may be difficult to obtain reliable information and financial data on such companies and the securities of these companies may not be readily marketable, making it difficult to dispose of shares when desirable. A risk of investing in smaller, emerging companies is that they often are at an earlier stage of development and therefore have limited product lines, market access for such products, financial resources and depth in management as compared to larger, more established companies, and their securities may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. In addition, certain smaller issuers may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of an investment. Smaller companies also may have difficulty withstanding competition from larger companies within their industries. If other investment companies and investors who invest in such issuers trade the same securities when the Fund attempts to dispose of its holdings, the Fund may receive lower prices than might otherwise be obtained. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger, more established companies.

                  The positions of micro capitalization companies in the market may be more tenuous because they typically are subject to a greater degree of change in earnings and business prospects than larger, more established companies. In addition, securities of micro capitalization companies are traded in lower volume than those of larger companies and may be more volatile. As a result, the Fund may be subject to greater price volatility than a fund consisting of large capitalization stocks. By maintaining a broadly diversified portfolio, the Adviser will attempt to reduce this volatility.

ADDITIONAL INFORMATION ABOUT PORTFOLIO INSTRUMENTS

REITs
-----

         The Fund may invest from time to time in real estate investment trusts ("REITs"). REITs pool investors' funds for investment primarily in income-producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year.

         REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income principally from rental and lease payments. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs make loans to commercial real estate developers and derive their income primarily from interest payments on such loans. Hybrid REITs combine the characteristics of both equity and mortgage REITs. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Generally, increases in interest rates will decrease the value of high yielding securities and increase the costs of obtaining financing, which could decrease the value of a REIT's investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified and are subject to the risks of financing projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act").

         REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed a REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from any investments in REITs in its periodic distributions to its shareholders and, accordingly, a portion of the Fund's distributions may be designated as a return of capital.

VARIABLE AND FLOATING RATE INSTRUMENTS

                  The Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. Government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

                  The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or Trust procedures.

GUARANTEED INVESTMENT CONTRACTS

                  The Fund may make limited investments in Guaranteed Investment Contracts ("GICs") issued by U.S. insurance companies. When investing in GICs, the Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to the Fund monthly a guaranteed minimum interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. GICs may provide a lower rate of return than may be available to the Fund through other types of investments the Fund is permitted to make. A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company's capacity to pay. Failure of the issuing company could result in a default on a GIC. The Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. Because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments held by the Fund which are not readily marketable, will not exceed 15% of the Fund's net assets.

                  The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

REPURCHASE AGREEMENTS

                  Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund purchases securities from financial institutions such as banks and broker-dealers which the Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

                  The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the

Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

                  The Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

LENDING OF PORTFOLIO SECURITIES

                  The Fund may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans combined with any other outstanding loans for the Fund exceed one-third of the value of its total assets taken at fair market value. Collateral must be valued daily by the Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

                  The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

ILLIQUID SECURITIES

                  The Fund will not invest more than 15% of its net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

                  The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

FOREIGN SECURITIES AND CURRENCIES

                  The Fund may invest in securities issued by foreign issuers either directly or indirectly through investments in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs") (see "American, European and Global Depositary Receipts" below). Such securities may or may not be listed on foreign or domestic stock exchanges.

                  Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets, volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

                  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

                  Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

                  This change is likely to significantly impact the European capital markets in which the Fund may invest and may result in the Fund facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

                  Interest and dividends payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by tax credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the return to the Fund's shareholders.

AMERICAN, EUROPEAN AND GLOBAL DEPOSITARY RECEIPTS

                  The Fund may invest in ADRs, EDRs, GDRs and other similar global instruments. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter markets. ADR prices are denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are receipts structured similarly to EDRs and are marketed globally. GDRs are designed for trading in non-U.S. securities markets. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities, but those that are traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and, therefore, will be subject to the Fund's limitation with respect to illiquid securities.

                  The principal difference between sponsored and unsponsored ADR, EDR and GDR programs is that unsponsored ones are organized independently and without the cooperation of the issuer of the underlying securities. Consequently, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

CONVERTIBLE SECURITIES

                  The Fund may invest in convertible securities entitling the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less market risk than the corporation's common stock. Convertible securities will not normally decrease significantly below their conversion value. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

                  In selecting convertible securities, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. A Fund may retain a portfolio security whose rating has been changed if the Adviser deems that retention of such security is warranted.

WARRANTS

                  The Fund may invest in warrants. Warrants enable the owner to subscribe to and purchase a specified number of shares of the issuing corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The purchase of warrants involves the risk that the purchaser could lose the purchase value of the warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

FUTURES AND RELATED OPTIONS

                  The Fund may invest in stock index futures contracts and options on futures contracts in attempting to hedge against changes in the value of securities that it holds or intends to purchase or to maintain liquidity. The Fund might sell a futures contract in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline. The Fund may invest in the instruments described either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

                  Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of an index or the cash value of a stated amount of a foreign currency. When interest rates are rising, futures contracts can offset a decline in value of the securities held by the Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities the Fund intends to purchase.

                  The Fund intends to comply with the regulations of the Commodity Futures Trading Commission (CFTC) exempting it from registration as a "commodity pool operator." The Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations. In addition, the Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with the Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the Securities and Exchange Commission ("SEC").

                  The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the Fund's securities is expected to decline, it might purchase put options or sell call options on futures contracts rather than sell futures contracts.

                  The Fund may write covered call options, buy put options, buy call options and sell or "write" secured put options traded on a national securities exchange and issued by the Options Clearing Corporation for hedging purposes. Such transactions may be effected on a principal basis with primary reporting dealers in U.S. government securities in an amount not exceeding 5% of the Fund's net assets. Such options may relate to particular securities, stock or bond indices, financial instruments or foreign currencies. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

                  A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to or only at the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

                  The Fund may purchase and sell put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by the Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. The Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a closing sale transaction (a sale by the Fund, prior to the exercise of an option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

                  In addition, the Fund may write covered call and secured put options. A covered call option means that the Fund owns or has the right to acquire the underlying security subject to call at all times during the option period. A secured put option means that the Fund maintains in a segregated account with its custodian cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and may be effected on a principal basis with primary reporting dealers in the U.S.

                  The aggregate value of the securities subject to options written by the Fund will not exceed 33 1/3% of the value of its net assets. In order to close out an option position prior to maturity, the Fund may enter into a "closing purchase transaction" by purchasing a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option which it previously wrote.

                  Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, the Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or the

Fund closes out the option. In writing a secured put option, the Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of the Fund. For a detailed description of these investments and related risks, see Appendix B attached to this Statement of Additional Information.

         Risk Factors Associated with Futures and Related Options

                  To the extent the Fund is engaging in a futures transaction as a hedging device, due to the risk of an imperfect correlation between securities that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Fund varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

                  Successful use of futures by the Fund also is subject to the Adviser's ability to predict correctly movements in the direction of securities prices, interest rates and other economic factors. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

                  No assurance can be given that a liquid market will exist for any particular contract or transaction at any particular time. See "Illiquid Securities." Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible to, or the Fund determines not to, close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may offset partially or completely losses on the futures contract.

                  The primary risks associated with the use of futures contracts and options are:

                  1. the imperfect correlation between the change in market value of the securities held by the Fund and the price of the futures contract or option;


                  2. possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;


                  3. losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and


                  4. the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

SHORT SALES

                  The Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

                  The Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short. If the Fund sells securities short against the box, it may protect itself from a loss if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.

WHEN-ISSUED SECURITIES

                  The Fund may purchase securities on a "when-issued" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). The Fund does not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, a Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive.

                  When the Fund agrees to purchase when-issued securities, the custodian segregates cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

                  When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

SHORT-TERM OBLIGATIONS

                  The Fund may hold temporary cash balances which may be invested in various short-term obligations (with maturities of 18 months or less), such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and GICs. The Fund may invest no more than 5% of its net assets in variable and floating rate obligations. During temporary defensive periods, the Fund may hold up to 100% of its total assets in these types of obligations.

                  Investments may include commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments). The Fund may invest in Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. The Fund may also acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

                  Bank obligations include bankers' acceptances and negotiable certificates of deposit, and non-negotiable demand and time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances and certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. The Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of a Fund's total assets at the time of purchase.

U.S. GOVERNMENT SECURITIES

                  The Fund may purchase obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, examples of which include the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate Obligations."

DERIVATIVE INSTRUMENTS

                  The Fund may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations, various floating rate instruments and other types of securities).

                  Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

SECURITIES OF OTHER INVESTMENT COMPANIES

                  Subject to 1940 Act limitations and pursuant to applicable SEC requirements, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

                  The Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs") and similar index tracking stocks as is consistent with its investment objectives and policies. SPDRs represent interests in the SPDR Trust, a unit investment trust that holds shares of all the companies in the S&P 500. The SPDR Trust closely tracks the price performance and dividend yield of the S&P 500. Other index tracking stocks are structured similarly to SPDRs but track the price performance and dividend yield of different indices. SPDRs and other index tracking stocks can be expected to increase and decrease in value in proportion to increases and decreases in the indices that they are designed to track. The volatility of different index tracking stocks can be expected to vary in proportion to the volatility of the particular index they track. For example, stocks that track an index comprised of Nasdaq traded stocks, or stocks that track an index comprised of stocks of foreign companies, may be expected to fluctuate in value more widely than SPDRs (which track the S&P 500) or stocks that track other less volatile indices. Index tracking stocks are traded similarly to stocks of individual companies. Although an index tracking stock is designed to provide investment performance corresponding to its index, it may not be able to exactly replicate the performance because of trust expenses and other factors. The SPDR Trust and trusts underlying other index tracking stocks are structured to be regulated investment companies and may make distributions to the Fund that may not be characterized entirely as ordinary income for tax purposes. Such distributions will be passed through to Fund investors in the character as received by the Fund. Because investments in SPDRs and other index tracking stocks represent interests in unit investment trusts, such investments are subject to the 1940 Act's limitations on investments in other investment companies.

                  As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

PORTFOLIO TURNOVER

                  The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. Government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Trust to receive certain favorable tax treatment. Higher portfolio turnover may result in increased capital gains to shareholders (see "Additional Information Concerning Taxes" below) and increased expenses paid by the Fund due to transaction costs. Under normal market conditions, the Fund's portfolio turnover rate is not expected to exceed 150%, but this rate could be higher. Portfolio turnover will not be a limiting factor in making decisions.


                             INVESTMENT LIMITATIONS
                             ----------------------

                  The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

                  The Fund may not:

                  1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

                        (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such obligations;

                        (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

                        (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

                        (d) personal credit and business credit businesses will be considered separate industries.

                  2. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

                  3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                  4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

                  5. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "commodities" includes commodity contracts.

                  6. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

                  7. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  With respect to investment limitation No. 3 above, the 1940 Act prohibits the Fund from issuing senior securities, except that a Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings.

                  For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

                  Except for the Fund's policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

                  In addition, the Fund is subject to the following non-fundamental limitations, which may be changed without the vote of shareholders:

                  The Fund may not:

                  1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act.

                  2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

                  3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with the Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) the Fund may make short sales against-the-box (defined as the extent to which the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

                  4. Purchase securities of companies for the purpose of exercising control.

                  5. Invest more than 15% of its net assets in illiquid securities.

                  6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with the Fund's investment practices described in its Prospectuses or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.

                  With respect to investment limitation No. 1 above, see "Securities of Other Investment Companies" above for the 1940 Act's limitations applicable to each Fund's investments in other investment companies.

                  The Funds do not intend to acquire securities issued by the Adviser, Distributor or their affiliates.

                                 NET ASSET VALUE
                                 ---------------

VALUATION OF EQUITY SECURITIES

                  In determining market value for equity securities, the assets of the Fund which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities quoted on the NASD National Market System are also valued at the last sale price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices.

VALUATION OF DEBT SECURITIES

                  Any assets of the Fund invested in debt securities are valued for purposes of pricing sales and redemptions by an independent pricing service ("Service") approved by the Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

VALUATION OF FOREIGN SECURITIES

                  Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities may be determined through consideration of other factors by or under the direction of the Board of Trustees. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All other securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established in good faith by the Board of Trustees. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of valuation.

                  Certain of the securities acquired by the Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

OTHER

                  Restricted securities, securities for which market quotations are not readily available, and other assets are valued at fair value using methods determined by or under the supervision of the Board of Trustees. An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

                  Shares in the Trust are sold on a continuous basis by SEI Investments Distribution Co. (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office or directly to the Trust at P.O. Box 8421, Boston, MA 02266-8421. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the New York Stock Exchange ("NYSE") is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

                  As described in the Prospectuses, Class I Shares of the Fund are sold to certain qualified investors at their net asset value without a sales charge. Class A Shares of the Fund are sold to public investors at the public offering price based on the Fund's net asset value plus a front-end load or sales charge as described in the Prospectus for A, B and C Shares. Class B Shares of the Funds are sold to public investors at net asset value but are subject to a contingent deferred sales charge which is payable upon redemption of such shares as described in the Prospectus for A, B and C Shares. Class C Shares of the Fund are sold to public investors at net asset value but are subject to a 1.00% contingent deferred sales charge which is payable upon redemption of such shares within the first eighteen months after purchase, as described in the Prospectus for A, B and C Shares. There is no sales load or contingent deferred sales charge imposed for shares acquired through the reinvestment of dividends or distributions on such shares.

                  The Trust has authorized one or more brokers to receive purchase and redemption orders on behalf of the Fund. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or the broker's authorized designee receives the order. Orders will be priced at the net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund.

                  From time to time, shares may be offered as an award in promotions sponsored by the Distributor or other parties. The promotions may be limited to certain classes of shareholders such as the employees of the Adviser or its affiliates. As stated in the Prospectuses, the Distributor may institute certain promotional incentive programs for dealers. Such incentive programs may include cash incentive programs specific to NatCity Investments, Inc. under which NatCity Investments, Inc. or its associated persons may receive cash incentives in connection with the sale of the Fund's shares.

                  Automatic investment programs such as the Planned Investment Program ("Program") described in the Prospectus for A, B and C Shares permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials, the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500 or Lehman Intermediate Government Index.

OFFERING PRICE PER CLASS A SHARE OF THE FUND

                  An illustration of the computation of the offering price per Class A Share of the Fund, based on the estimated value of the Fund's net assets and number of outstanding shares on its commencement date, is as follows:


Net Assets of A Shares                                           $10.00
Outstanding A Shares                                                  1
Net Asset Value Per Share                                        $10.00
Sales Charge, 5.50% of offering price                             $ .58
Offering to Public                                               $10.58

EXCHANGE PRIVILEGE

                  Investors may exchange all or part of their Class A Shares, Class B Shares or Class C Shares as described in the applicable Prospectus. Any rights an investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in the Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

                  By use of the exchange privilege, the investor authorizes the Transfer Agent's financial institution or his or her financial institution to act on telephonic, website or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The investor or his or her financial institution must notify the Transfer Agent of his or her prior ownership of Class A Shares, Class B Shares or Class C Shares and the account number. The Transfer Agent's records of such instructions are binding.


                              DESCRIPTION OF SHARES
                              ---------------------

                  The Trust is a Massachusetts business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectuses, including classes or series, which represent interests in the Fund as follows, and as further described in this Statement of Additional Information and the related Prospectuses:

         Class PP                                    Class I Shares
         Class PP - Special Series 1                 Class A Shares
         Class PP - Special Series 2                 Class B Shares
         Class PP - Special Series 3                 Class C Shares

                  Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or the Fund, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

                  Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Class I Shares and Class A Shares of an investment fund will be entitled to vote on matters submitted to a vote of shareholders (if any) relating to a distribution plan for such shares, only Class B Shares of a fund will be entitled to vote on matters relating to a distribution plan with respect to Class B Shares, and only Class C Shares of a fund will be entitled to vote on matters relating to a distribution plan with respect to Class C Shares.

                  Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust's shares at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his or her original investment due to changes in the market prices of the Fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the Fund's shareholders at least 30 days prior thereto.


                     ADDITIONAL INFORMATION CONCERNING TAXES
                     ---------------------------------------

                  The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

                  The Fund will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify and continue to qualify as a regulated investment company. In order to qualify and continue to qualify for tax treatment as a regulated investment company under the Code, the Fund must satisfy, in addition to the distribution requirement described in the Prospectuses, certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

                  If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's taxable income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

                  The Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

                  The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

                  In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

                  Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                  The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders or of state tax treatment of the Fund or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly potential purchasers of shares of the Fund are urged to consult their own tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.


                              TRUSTEES AND OFFICERS
                              ---------------------

                  The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The trustees and executive officers of the Trust, their birth dates, addresses, principal occupations during the past five years, and other affiliations are as follows:


                                                                         PRINCIPAL OCCUPATION
                                      POSITION WITH                      DURING PAST 5 YEARS
NAME AND ADDRESS                      THE TRUST                          AND OTHER AFFILIATIONS
----------------                      ------------                       ----------------------
Robert D. Neary                       Chairman of the Board              Retired Co-Chairman of Ernst & Young,
32980 Creekside Drive                 and Trustee                        April 1984 to September 1993; Director,
Pepper Pike, OH  44124                                                   Cold Metal Products, Inc., since March
Date of Birth: 9/30/33                                                   1994; Director, Strategic Distribution,
                                                                         Inc., since January 1999.  Trustee, The
                                                                         Armada Advantage Fund, since 1998.

Herbert R. Martens, Jr.*              President and Trustee              Executive Vice President, National City
c/o NatCity Investments, Inc.                                            Corporation (bank holding company),
1965 East Sixth Street                                                   since July 1997; Chairman, President and
Cleveland, OH  44114                                                     Chief Executive Officer, NatCity
Date of Birth: 8/6/52                                                    Investments, Inc. (investment banking),
                                                                         since July 1995; President and Chief
                                                                         Executive Officer, Raffensberger, Hughes
                                                                         & Co. (broker-dealer) from 1993 until
                                                                         1995; President, Reserve Capital Group,
                                                                         from 1990 until 1993.  President and
                                                                         Trustee, The Armada Advantage Fund,
                                                                         since 1998.

John F. Durkott                       Trustee                            President and Chief Operating Officer,
8600 Allisonville Road                                                   Kittle's Home Furnishings Center, Inc.,
Indianapolis, IN  46250                                                  since January 1982; partner, Kittle's
Date of Birth: 7/11/44                                                   Bloomington Properties LLC, since
                                                                         January 1981; partner, KK&D LLC, since
                                                                         January 1989; partner, KK&D II LLC
                                                                         (affiliated real estate companies of Kittle's
                                                                         Home Furnishings Center, Inc.), since
                                                                         February 1998. Trustee, The Armada Advantage
                                                                         Fund, since 1998.

Robert J. Farling                     Trustee                            Retired Chairman, President and Chief
1608 Balmoral Way                                                        Executive Officer, Centerior Energy
Westlake, OH  44145                                                      (electric utility), March 1992 to
Date of Birth: 12/4/37                                                   October 1997; Director, National City
                                                                         Bank until October 1997; Director,
                                                                         Republic Engineered Steels, October 1997
                                                                         to September 1998.  Trustee, The Armada
                                                                         Advantage Fund, since 1998.

Richard W. Furst                      Trustee                            Garvice D. Kincaid Professor of Finance
2133 Rothbury Road                                                       and Dean, Gatton College of Business and
Lexington, KY  40515                                                     Economics, University of Kentucky, since
Date of Birth: 9/13/38                                                   1981; Director, The Seed Corporation
                                                                         (restaurant group), since 1990;
                                                                         Director; Foam Design, Inc.,
                                                                         (manufacturer of industrial and
                                                                         commercial foam products), since 1993;
                                                                         Director, Office Suites Plus, Inc.
                                                                         (office buildings), since 1998;
                                                                         Director, ihigh.com, Inc., (Internet
                                                                         company) since 1999.  Trustee, The
                                                                         Armada Advantage Fund, since 1998.

Gerald L. Gherlein                    Trustee                            Retired; formerly, the Executive
3679 Greenwood Drive                                                     Vice-President and General Counsel,
Pepper Pike, OH  44124                                                   Eaton Corporation (global
Date of Birth: 2/16/38                                                   manufacturing), from 1991 to March,
                                                                         2000.  Trustee, The Armada Advantage
                                                                         Fund, since 1998.

J. William Pullen                     Trustee                            President and Chief Executive Officer,
Whayne Supply Company                                                    Whayne Supply Co. (engine and heavy
1400 Cecil Avenue                                                        equipment distribution), since 1986.
P.O. Box 35900                                                           Trustee, The Armada Advantage Fund,
Louisville, KY 40232-5900                                                since 1998.
Date of Birth: 4/24/39

W. Bruce McConnel, III                Secretary                          Partner, Drinker Biddle & Reath LLP,
One Logan Square                                                         Philadelphia, Pennsylvania (law firm).
18th and Cherry Streets
Philadelphia, PA  19103-6996
Date of Birth: 2/7/43

John Leven                            Treasurer                          Director of Funds Accounting of SEI
One Freedom Valley Drive                                                 Investments since March 1999; Division
Oaks, PA  19456                                                          Controller, First Data Corp., February
Date of Birth: 1/2/57                                                    1998 to March 1999; Corporate
                                                                         Controller, FPS Services (mutual funds servicing
                                                                         company), February 1993 to February 1998;
                                                                         Treasurer, FPS Broker Services, Inc. from March
                                                                         1993 to December 1998.




Timothy D. Barto                      Assistant Treasurer                Vice President and Assistant Secretary,
One Freedom Valley Drive                                                 SEI Investments Mutual Funds Services
Oaks, PA  19456                                                          and SEI Investments Distribution Co.,
Date of Birth: 3/28/68                                                   since 1999; Associate, Dechert Price &
                                                                         Rhoads (law firm), 1997 to 1999; Associate,
                                                                         Richter, Miller & Finn, 1994 to 1997.

--------------------

         *Mr. Martens is considered by the Trust to be an "interested person" of the Trust as defined in the 1940 Act.

                  As of the date of this Statement of Additional Information, the trustees of the Trust as a group owned beneficially less than 1% of the outstanding shares of each of the funds of the Trust, and less than 1% of the outstanding shares of all of the funds of the Trust in the aggregate.

                  Mr. Martens is an "interested person" because (1) he is an Executive Vice President of National City Corporation, the parent corporation to IMC, which receives fees as investment adviser to the Trust, (2) he owns shares of common stock and options to purchase common stock of National City Corporation, and (3) he is the Chief Executive Officer of NatCity Investments, Inc., a broker-dealer affiliated with National City Investment Management Company.

                  Mr. Leven and Mr. Barto are employed by SEI Investments Mutual Funds Services, which receives fees as Administrator to the Trust. Mr. Barto is also employed by SEI Investments Distribution Co., which receives fees as Distributor to the Trust. Mr. McConnel is a partner of the law firm, Drinker Biddle & Reath LLP, which receives fees as counsel to the Trust.

                  With respect to the Trust and The Armada Advantage Fund ("Armada Advantage"), each trustee receives an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The two fund companies generally hold concurrent Board meetings. The Chairman of the Board is entitled to receive an additional $5,000 per annum for services in such capacity.

                  The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 2001:


                                                      Pension or             Estimated
                                   Aggregate          Retirement Benefits    Annual                Total Compensation
Name of                            Compensation       Accrued as Part of     Benefits Upon         from the Trust and
Person, Position                   from the Trust     the Trust's Expense    Retirement            Fund Complex*
----------------                   --------------     --------------------  ---------------        ------------------

Robert D. Neary,                   $___________                $0                  $0               $___________
Chairman and Trustee

Leigh Carter, Trustee              $___________                $0                  $0               $___________

John F. Durkott, Trustee           $___________                $0                  $0               $___________




                                                      Pension or             Estimated
                                   Aggregate          Retirement Benefits    Annual                Total Compensation
Name of                            Compensation       Accrued as Part of     Benefits Upon         from the Trust and
Person, Position                   from the Trust     the Trust's Expense    Retirement            Fund Complex*
----------------                   --------------     --------------------  ---------------        -------------
Robert J. Farling, Trustee         $___________                $0                  $0               $___________

Richard W. Furst, Trustee          $___________                $0                  $0               $___________

Gerald L. Gherlein, Trustee        $___________                $0                  $0               $___________

Herbert R. Martens, Jr.,           $___________                $0                  $0               $___________
President and Trustee

J. William Pullen, Trustee         $___________                $0                  $0               $___________

---------------------

* The "Fund Complex" consists of the Trust and Armada Advantage (formerly known as The Parkstone Advantage Fund) and, until June 16, 2000, The Parkstone Group of Funds. Each of the Trustees serves as Trustee to the Trust and Armada Advantage.

                  The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Trustee fees in accordance with the Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any trustee or pay any particular level of compensation.

CODE OF ETHICS

                  The Trust, the Adviser and the Distributor have adopted codes of ethics under Rule 17j-1 of the 1940 Act that (i) establish procedures for personnel with respect to personal investing, (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the funds, and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the funds. The codes of ethics are on file with, and available from, the SEC's Public Reference Room in Washington, D.C.

SHAREHOLDER AND TRUSTEE LIABILITY

                  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                  The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the trust estate or the conduct of any business of the Trust; nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a trustee, and that the trustees have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS
                     ---------------------------------------

ADVISORY AGREEMENT

         The Fund will enter into an Advisory Agreement with the Advisor effective at the time the Fund commences operations. The Adviser is a wholly owned subsidiary of National City Corporation, a bank holding company headquartered in Cleveland, Ohio.

                  Subject to the supervision of the Trust's Board of Trustees, the Adviser will provide a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Fund. The Adviser will provide the services under the Advisory Agreement in accordance with the Fund's investment objective, policies, and restrictions as stated in the Prospectuses and resolutions of the Trust's Board of Trustees applicable to the Fund.

                  The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

                  Unless sooner terminated, the Advisory Agreement will continue in effect for two years, and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund and a majority of the trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940
Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the Adviser on 60 days written notice, and will terminate immediately in the event of its assignment.

ADMINISTRATION SERVICES

                  The Trust has entered into a co-administration agreement with SEI Investments Mutual Funds Services ("SIMFS") and National City Bank ("NCB" and, together with SIMFS, the "Co-Administrators") effective as of August 1, 2000 (the "Co-Administration Agreement"), pursuant to which SIMFS and NCB have agreed to serve as Co-Administrators to the Trust.

                  The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to the Trust under the Co-Administration Agreement. The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Co-Administrators in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. The Co-Administration Agreement also provides that the Co-Administration Agreement creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.

                  SIMFS, a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in SIMFS. SEI Investments and its affiliates, including SIMFS, provide funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. NCB, which is a wholly owned subsidiary of National City Corporation and an affiliate of the Adviser, has its principal offices at 1900 East Ninth Street, Cleveland, Ohio, 04414.

                  Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees, computed daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of all of the Trust's Funds:


                                                       AGGREGATE       PORTION ALLOCATED       PORTION ALLOCATED
          COMBINED AVERAGE DAILY NET ASSETS           ANNUAL RATE          TO SIMFS                 TO NCB
          ---------------------------------           -----------          --------                 ------
          Up to $16 billion...........................   0.070%             0.050%                  0.020%
          From $16 to 20 billion......................   0.070%             0.040%                  0.030%
          Over $20 billion............................   0.065%             0.035%                  0.030%

DISTRIBUTION PLANS AND RELATED AGREEMENTS

                  The Distributor acts as distributor of the Fund's shares pursuant to its Distribution Agreement with the Trust. Shares are sold on a continuous basis.

                  Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service and Distribution Plan for A and I Share Classes (the "A and I Shares Plan"), a B Shares Distribution Plan (the "B Shares Plan"), and a C Shares Distribution Plan (the "C Shares Plan," and, collectively with the A and I Shares Plan and the B Shares Plan, the "Plans") which permit the Trust to bear certain expenses in connection with the distribution of I Shares and A Shares, B Shares, and C Shares, respectively. As required by Rule 12b-1, the Plans and related agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Plans or any agreement relating to the Plans, by vote cast in person at a meeting called for the purpose of voting on the Plans and related agreements. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plans and related agreements will benefit the Trust and its shareholders.

                  Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

                  Any change in a Plan that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, such Plan may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the particular Plan or related agreements. The Plans and related agreements may be terminated as to the Fund or a particular class of the Fund by a vote of the Trust's disinterested trustees or by vote of the shareholders of the Fund or class in question, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

                  The A and I Shares Plan provides that the Fund will reimburse the Distributor for distribution expenses related to the distribution of Class A shares and Class I shares in an amount not to exceed 0.10% per annum of the average aggregate net assets of such shares. Costs and expenses reimbursable under the A and I Shares Plan are (a) direct and indirect costs and expenses incurred in connection with the advertising and marketing of the Fund's A and I Shares, including but not limited to any advertising or marketing via radio, television, newspapers, magazines, or direct mail solicitation, and (b) direct and indirect costs and expenses incurred in preparing, printing and distributing the Fund's Prospectuses for such shares (except those used for regulatory purposes or for distribution to existing shareholders) and in implementing and operating the A and I Shares Plan.

                  The B Shares Plan provides that Class B Share assets of the Fund will compensate the Distributor for distribution of Class B Shares in an amount not to exceed .75% per annum of the average daily net assets of such class. The C Shares Plan provides that Class C Share assets of the Fund may compensate the Distributor for distribution of Class C Shares in an amount not to exceed 75% per annum of the average daily net assets of such shares. Payments to the Distributor under the B Shares Plan and C Shares Plan are to be used by the Distributor to cover expenses and activities primarily intended to result in the sale of the Fund's Class B Shares and C Class Shares, respectively. Such expenses and activities may include but are not limited to: (a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing Class B Shares and Class C Shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisers, accountants, and estate planning firms (severally, a "Distribution Organization") with respect to a Fund's Class B Shares or Class C Shares beneficially owned by customers for whom the Distribution Organization is the dealer of record or holder of record of such Class B Shares or Class C Shares; (e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (e) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

                  The Plans have been approved by the Board of Trustees, and will continue in effect for successive one year periods provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to any Plan or interested persons of any such party and who have no direct or indirect financial interest in any Plan and (2) the vote of a majority of the entire Board of Trustees.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS

                  NCB, with offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Trust's custodian. Under its Custodian Services Agreement, National City Bank has agreed to:

                  (i) maintain an account or accounts in the name of the Fund;

                  (ii) hold and disburse portfolio securities on account of the Fund;

                  (iii) collect and make disbursements of money on behalf of the Fund;

                  (iv) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities;

                  (v) respond to correspondence by security brokers and others relating to its duties;

                  (vi) make periodic reports to the Board of Trustees concerning the Fund's operations.

                  NCB is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian. The Fund reimburses NCB for its direct and indirect costs and expenses incurred in rendering custodial services.

                  State Street Bank and Trust Company (the "Transfer Agent"), P.O. Box 8421, Boston, Massachusetts 02266-8421, serves as the Trust's transfer agent and dividend disbursing agent. Under its Transfer Agency Agreement, it has agreed to:

                  (i)      issue and redeem shares of the Fund;

                  (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders;

                  (iii) respond to correspondence by security brokers and others relating to its duties;

                  (iv)     maintain shareholder accounts;

                  (v) make periodic reports to the Board of Trustees concerning the Fund's operations.

                  The Transfer Agent sends each shareholder of record periodic statements showing the total number of shares owned as of the last business day of the period (as well as the dividends paid during the current period and year), and provides each shareholder of record with a daily transaction report for each day on which a transaction occurs in the shareholder's account with the Fund.

                           SHAREHOLDER SERVICES PLANS
                           --------------------------

                  The Trust has implemented a Shareholder Services Plan with respect to A Shares, B Shares and C Shares pursuant to which the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of the Fund's A Shares, B Shares and C Shares, in consideration for payments for such services. The Shareholder Services Plan provides for the payment (on an annualized basis) of up to 0.25% of the net assets attributable to the Fund's A Shares, B Shares and C Shares held by a financial institution's customers.

                  Services under the Shareholder Services Plan may include:

                  (i) aggregating and processing purchase and redemption requests from customers;

                  (ii) providing customers with a service that invests the assets of their accounts in Class A Shares, Class B Shares or Class C Shares;

                  (iii)    processing dividend payments from the Fund;

                  (iv) providing information periodically to customers showing their position in Class A Shares, Class B Shares or Class C Shares;

                  (v)      arranging for bank wires;

                  (vi) responding to customer inquiries relating to the services performed with respect to Class A Shares, Class B Shares or Class C Shares beneficially owned by customers;

                  (vii) providing subaccounting for customers or providing information to the transfer agent for subaccounting;

                  (viii)   forwarding shareholder communications; and

                  (ix)     other similar services requested by the Trust.

                  Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

                  Pursuant to its Advisory Agreement with the Trust, the Adviser is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

                  While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

                  Portfolio securities will not be purchased from or sold to the Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

                  The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser's affiliates. In making investment recommendations for the Trust, the Adviser's personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Trust's accounts are customers of the commercial departments of any of the Adviser's affiliates.

                  Investment decisions for the Fund are made independently from those for the Trust's other funds and for other investment companies and accounts advised or managed by the Adviser. Such other funds, investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.

                                    AUDITORS
                                    --------

                  Ernst & Young LLP, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, PA 19103, serves as independent auditors to the Trust.

                                     COUNSEL
                                     -------

                  Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Trust and will pass upon the legality of the shares offered hereby.

                             PERFORMANCE INFORMATION
                             -----------------------

TOTAL RETURN

                  The Fund computes its "average annual total return" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:


                                  T = [(ERV  to the power of 1/n / P) - 1]


         Where:            T =    average annual total return

                           ERV =  ending redeemable value at the end of
                                  the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

                           P =    hypothetical initial payment of $1,000

                           n = period covered by the computation, expressed in terms of years

                  The Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                 T = (ERV/P) - 1

                  The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all contingent deferred sales charges and other nonrecurring charges at the end of the measuring period covered by the computation.

PERFORMANCE REPORTING

                  From time to time, in advertisements or in reports to shareholders, the performance of the Fund may be quoted and compared to that of other mutual funds with similar investment objectives, to stock or other relevant indices, to other investments or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The performance of the Fund may also be compared to the Wilshire Micro Cap Index, the S&P 500, the Consumer Price Index, or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

                  Performance data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or publications of a local or regional nature may also be used in comparing the performance of the Fund.

                  Performance data will be calculated separately for each class of shares of the Fund. The performance of the Fund will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Fund. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of the Fund will not be included in performance calculations.

                  The portfolio managers of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.


                                  MISCELLANEOUS

                  The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations.

                  As used in this Statement of Additional Information, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular investment fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Trust or such fund or (b) 67% or more of the shares of the Trust or such fund present at a meeting if more than 50% of the outstanding shares of the Trust or such fund are represented at the meeting in person or by proxy.

                  As used in this Statement of Additional Information, "assets belonging to" a fund means the consideration received by the Trust upon the issuance of shares in that fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the fund. In determining the Fund's net asset value, assets belonging to the Fund are charged with the liabilities in respect of the Fund.

                  As of July 2, 2001, the following persons owned of record 5 percent or more of the shares of the funds of the Trust:

CORE EQUITY FUND                                      OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------                                                                   SHARES OWNED
(CLASS C SHARES)
----------------

Elk County Tool & Die Inc.                                 570.8210                   9.83%
Deborah A Nussbaum
612 Fillmore Rd.
St. Marys, PA 15857-3228

J&S Grinding Company Inc 401(k)                            325.0680                   5.60%
John G Pasquinelli, Sr.
261 Wilson Road
St. Marys, PA 15857

Burke Brothers, Inc. 401(k)                               1026.0450                   17.68%
Robert A Pichler
130 Taft Rd.
St. Mary's, PA 15857

Burke Brothers, Inc. 401(k)                                396.0190                    6.82
Lisa Van Alstine
193A Robin Rd.
St. Mary's, PA 15857

SEI Private Trust Company FBO                              333.0820                   5.74%
Cust for the Rollover IRA of
John T Botkins
26688 Lake Of the Falls Blvd
Olmsted Falls, OH 44138-2609

CORE EQUITY FUND                                      OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------                                                                   SHARES OWNED
(CLASS I SHARES)
----------------

C/O  National City Bank                                 9,415,876.2210                88.96%
Sheldon & Co.
Trust Mutual Funds
PO Box 94777
Cleveland, OH 44101-4777

Sheldon & Co. TTEE                                       760,741.1870                 7.40%
C/O National City Bank
Trust Mutual Funds
PO Box 94777
Cleveland, OH 44101-4777

EQUITY GROWTH FUND
------------------
(CLASS A SHARES)                                      OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------                                                                   SHARES OWNED

State Street Bank & Trust TTEE                          4,299,516.9540                75.23%
FBO First Energy Corp. Savings Plan
DTD 7/1/98
105 Rosemont Ave. WES/IN
Westwood, MA  02090-2318


EQUITY GROWTH FUND
------------------
(CLASS C SHARES)                                      OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------                                                                   SHARES OWNED

First Clearing Corporation                                1,469.8450                  7.37%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                                3,000.4290                  15.05%
A/C 6142-5504
Carolyn A Pagel IRA
FCC as Custodian
1421 Cordova Ave.
Lakewood, OH 44107-3601

First Clearing Corporation                                5,267.7860                  26.41%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA  98362-3512

First Clearing Corporation                                1,638.0020                  8.21%
A/C 1375-8906
James J Barry IRA Rollover
FCC as Custodian
188 Cherry Lane
Seven Hill, OH 44131-4202

EQUITY GROWTH FUND
------------------
(CLASS I SHARES)                                      OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------                                                                   SHARES OWNED

Sheldon & Co. (Cash/Reinv)                             11,803,008.3810                29.94%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                           6,413,947.3240                16.27%
P.O. Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984

C/O National City Bank                                  6,758,735.3090                17.15%
Sheldon & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                     13,157,825.5210                33.38%
ATTN Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984


LARGE CAP VALUE FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------                                                               SHARES OWNED
(CLASS C SHARES)
----------------

SEI Trust Company                                         3,002.7620                  26.96%
Cust for the Rollover IRA of
Wallace Strickland
3337 E. 149th St
Cleveland, OH  44128

First Clearing Corporation                                2,003.9710                  17.99%
A/C 7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                                 629.1360                   5.65%
A/C 4858-4008
Mary S. Kowtun IRA
FCC as Custodian
6417 Rousseau Dr
Parma, OH  44129-6306

First Clearing Corporation                                 980.3620                   8.80%
A/C 7194-4927
Wayne A. Ruhlman IRA R/O
FCC as Custodian
4376 Porter Road
North Olmsted, OH 44070-2520

First Clearing Corporation                                 653.5160                   5.87%
A/C 7974-6105
Gregory S. Spudic and
Rebecca D Spudic
10434 Starboard Way
Indianapolis, IN  46256-9514


First Clearing Corporation                                2,981.5150                  26.77%
A/C 5723-7156
Anthony R Mohorcic Decedent
IRA Rollover
FCC as Custodian DTD 3/17/97
9637 Idlewood Drive

LARGE CAP VALUE FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------                                                               SHARES OWNED
(CLASS I SHARES)
----------------

National City Bank                                      2,703,564.3200                6.74%
Attn: Trust Mutual Funds
P.O. Box 94984
Cleveland, OH 44101-4984
Sheldon & Co. (Reinv)                                  14,798,760.3120                36.90%
Attn: Trust Mutual Funds
Account # 10023342
P.O. Box 94777
Cleveland, OH 44101-4984
Sheldon & Co.                                           8,825,452.7640                22.00%
P.O. Box 94984
Attn: Trust Mutual Funds
Cleveland, OH 44101-4984
Sheldon & Co. (Cash/Reinv)                             12,246,175.5330                30.53%
C/O National City Bank
Attn: Trust Mutual Funds
P.O. Box 94777
Cleveland, OH 44101-4777

EQUITY INDEX FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------                                                                  SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon & Co. (Reinv)                                   8,614,224.2580                27.23%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                     17,527,003.7690                55.41%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                              1,774,933.6440                5.61%
c/o National City  Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                           2,748,450.8270                8.69%
C/O National City Bank
P.O.  Box 94777
 Trust Mutual Funds
Cleveland, OH  44101-4777


EQUITY INDEX FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------                                                                  SHARES OWNED
(CLASS A SHARES)
----------------

First Clearing Corporation                               44,326.2730                  6.14%
A/C 6956-888
Dr. Frank Radosevich IRA
FCC as Custodian
5632 N. Isabell
Peoria, IL  61614-4135

EQUITY INDEX FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------                                                                   SHARES OWNED
(CLASS B SHARES)
----------------

First Clearing Corporation                                8,076.7870                  7.76%
A/C 8406-2776
Trionix Research Lab Inc
8037 Bavaria Road
Twinsburg, OH  44087-2261

First Clearing Corporation                                7,213.0090                  6.93%
A/C 3672-7085
Kevin J Gray TTEE
FBO Kevin J Gray Trust
410 Ryder Road
Toledo, OH 43607-3106

EQUITY INDEX FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------                                                                  SHARES OWNED
(CLASS C SHARES)
----------------

First Clearing Corporation                                7,998.0360                  12.43%
A/C 5911-3463
Lyman F. Narten IRA R/O
FCC as Custodian
15155 Heritage Lane
Chagrin Falls, OH 44022-2674

First Clearing Corporation                                3,304.8000                  5.14%
A/C 8645-8446
Ronald W. Watt
127 Public Sq #5200
Cleveland, OH 44114-1216

First Clearing Corporation                                5,309.7350                  8.25%
A/C 5810-3405
Margaret M Meder
6513 Denison Blvd
Parma Hts, OH 44130-4104
First Clearing Corporation                                9,624.5000                  14.96%
A/C 4509-9613
Industrial Power Systems, Inc.
Attn:  Angela Kaminki
410 Ryder Road
Toledo, OH 43607-3106


INTERNATIONAL EQUITY FUND                             OUTSTANDING SHARES        PERCENTAGE OF FUND
-------------------------                                                          SHARES OWNED
(CLASS C SHARES)
----------------

First Clearing Corporation                                2,774.0320                  7.08%
A/C 2125-0724
Keven Crawford IRA
FCC as Custodian
216 Ledgewood Dr.
Fond Du Lac, WI  54935-7621

First Clearing Corporation                                6,177.070                   15.77%
A/C 8992-4993
Jeffrey Zornow IRA
FCC as Custodian
1884 Stone Hollow Dr.
Bontiful, UT 84010-1054

INTERNATIONAL EQUITY FUND                             OUTSTANDING SHARES        PERCENTAGE OF FUND
-------------------------                                                          SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon & Co. (Reinv)                                  19,441,502.6700                34.58%
Attn:  Trust Mutual Funds
Account #100023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                     20,651,710.2390                36.74%
C/o National City Bank
Trust Mutual Fds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                          10,019,073.3250                17.82%
C/O National City Bank
Trust Mutual Fds
P.O. Box 94777
Cleveland, OH  44101-4777

Keytrust Co TTEE  FBO                                   2,987,646.4070                5.31%
Foundation Balance Fund
A/C 04 66 300
PO Box 94871
Cleveland, OH 44101-4871

LARGE CAP ULTRA FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------                                                               SHARES OWNED
(CLASS A SHARES)
----------------

Soy Capital AG Services & Trust Co                       53,141.6770                  5.14%
455 N. Main Street
Decatur, IL  62523-1103

LARGE CAP ULTRA FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------                                                               SHARES OWNED
(CLASS C SHARES)
----------------

ELK County Tool & Die Inc.                                1,398.7690                  5.25%
Joseph P Beichner
101S Broad St
Emporium, PA 15834

ELK County Tool & Die Inc.                                1,376.4260                  5.17%
David j Gleixner
121 Timberline Rd
St. Marys, PA 15857

Burke Brothers, Inc. 401(k)                              10,548.3460                  39.58%
James P Burke
Box 118
Weedville, PA 15868

LARGE CAP ULTRA FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------                                                               SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon & Co (Reinv)                                    6,380,416.9300                44.77%
ATTN:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH   44101-4777

Sheldon & Co TTEE                                       4,008,992.7000                28.13%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777

National City Bank                                      1,486,450.1990                10.43%
ATTN: Trust Mutual Funds
P.O. Box 94984
Cleveland, OH   44101-4984

National City Bank                                      1,751,572.9580                12.29%
C/O Sheldon & Co
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777

MID CAP GROWTH FUND                                   OUTSTANDING SHARES        PERCENTAGE OF FUND
-------------------                                                                SHARES OWNED
(CLASS C SHARES)
----------------

Elk County Tool & Die Inc.                                2,004.7560                  5.18%
Mark J Sicheri
115 Nova Court
St. Marys, PA 15857-3063
Burke Brothers, Inc. 401(k)                              9,275.28501                  23.95%
James P Burke
Box 118
Weedville, PA 15868

MID CAP GROWTH FUND                                   OUTSTANDING SHARES        PERCENTAGE OF FUND
-------------------                                                                SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon & Co (Reinv)                                    7,736,540.9110                31.91%
ATTN:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH   44101-4777

Sheldon & Co TTEE                                       5,470,622.2730                22.56%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777

National City Bank                                      7,890,637.3330                22.56%
ATTN:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH   44101-4984

National City Bank                                      2,589,068.6380                10.68%
C/O Sheldon & Co
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH   44101-4777

SMALL CAP GROWTH FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
---------------------                                                              SHARES OWNED
(CLASS C SHARES)
----------------

First Clearing Corporation                                6,162.7170                  16.58%
A/C 8992-4993
Jeffrey Zornow IRA
FCC as Custodian
1884 Stone Hollow Dr.
Bountiful UT 84010-1057

Elk County Tool & Die Inc.                                2,038.1920                  5.48%
Mark J Sicheri
115 Nova Court
St. Marys, PA 15857-3063

Brian Goedken                                             2,036.8580                  5.48%
Jill Goedken
PO Box 5184
145 Casablanca
Doha Qatar

SMALL CAP GROWTH FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
---------------------                                                              SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon & Co (Reinv)                                    7,454,978.3650                27.82%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                      8,966,721.2140                33.46%
c/o National City Bank
Trust Mutual Fds
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                      5,122,772.6080                19.12%
c/o Sheldon & Co
Trust Mutual FDS
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                      3,933,068.0460                14.68%
ATTN Trust Mutual Funds
PO Box 94984
Cleveland, OH 44101-4984

SMALL CAP VALUE FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------                                                               SHARES OWNED
(CLASS C SHARES)
----------------

First Clearing Corporation                                1,325.5930                  5.80%
A/C 4089-7903
Hart Road Pathology SC PS
FBO Dr. James Larson
1205 Main St
Cross Plains, WI  53528-9479

First Clearing Corporation                                1,690.2790                  7.39%
A/C 6490-8961
Homer M. Osborne IRA
FCC as Custodian
5 Patricia St.
Charleroi, PA  15022-9439

First Clearing Corporation                                1,616.0340                  7.07%
A/C 4565-7324
Mr Bernard C Janas IRA
FCC as Custodian
19546 Misty Lake Drive
Strongsville, OH 44136-7449

SMALL CAP VALUE FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------                                                               SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon & Co. (Reinv)                                   9,352,600.6640                31.40%
Attn:  Trust Mutual Funds
Account #100023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                           9,513,307.8860                31.94%
P.O. Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                              4,655,447.9210                15.63%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4984

National City Bank                                      4,496,971.5160                15.10%
ATTN:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

TAX MANAGED EQUITY                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
------------------                                                                 SHARES OWNED
(CLASS A  SHARES)
-----------------

NFSC FEBO #Z41-257923                                    80,084.8070                  5.74%
Allison P. Vanhartesveldt
TSO Eurswa
PSC 817, Box 8
FPO NY 09622

TAX MANAGED EQUITY FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------------                                                            SHARES OWNED
(CLASS C SHARES)
----------------

First Clearing Corporation                                3,933.8220                  5.50%
A/C 2809-5755
Florence Dixon
P.O. Box 119
Cooksburg, PA  16217-0119

First Clearing Corporation                                7,809.4500                  10.92%
A/C 8650-9893
Maryla F. White
1313 Lance Drive
Louisville, KY  40216-3930

First Clearing Corporation                                7,346.4200                  10.28%
A/C 6108-1699
Kenneth A Otto &
Merilee W Otto
1710 Road Point Road
Muskegon, MI  44130-4104

First Clearing Corporation                                6,886.8570                  9.63%
A/C 5810-3405
Margaret M Meder
6513 Denison Blvd.
Parma Hts,  OH 44130-4104

First Clearing Corporation                                8,264.4630                  11.56%
A/C 6700-2399
Gayle Papesh
5408 Turney Rd
Garfield Hts, OH 44125-3204

TAX MANAGED EQUITY FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------------                                                            SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon & Co TTEE                                       8,869,39.0410                 50.83%
C/O National City Bank
Trust Mutual Fds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                      7,749,250.3390                44.41%
C/O National City Bank
P.O. Box 94777
ATTN:  Trust Mutual Funds
Cleveland, OH 44101-4777

BALANCED ALLOCATION FUND                              OUTSTANDING SHARES        PERCENTAGE OF FUND
------------------------                                                           SHARES OWNED
(CLASS C SHARES)
----------------

SEI Trust Company                                         2,096.0090                  9.57%
Cust for the Rollover IRA of
Andrew D Pigeon
3741 Michael Ave SW
Wyoming, MI 49509-3943

Burke Brothers, Inc. 401(k)                               1,238.6760                  5.65%
Robert A Pichler
130 Taft Rd.
St. Marys, PA 15857
Burke Brothers, Inc. 401(k)                              12,755.9710                  58.23%
James P Burke
Box 118
Weedville, PA 15868

BALANCED ALLOCATION FUND                              OUTSTANDING SHARES        PERCENTAGE OF FUND
------------------------                                                           SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon & Co. TTEE                                      1,125,081.4920                5.98%
C/o National City Bank
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. (Reinv)                                   3,106,172.0450                16.50%
Attn:  Trust Mutual Funds
Account  #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                     14,287,449.3600                75.90%
ATTN Trust Mutual Funds
PO Box 94984
Cleveland, OH 44101-4984

AGGRESSIVE  ALLOCATION FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
---------------------------                                                        SHARES OWNED
(CLASS A SHARES)
----------------

National City Corporation                                250,310.7660                 99.12%
Attn:  Corp Treasury
1900 East Ninth Street
Loc 01-2101
Cleveland, OH 44114-3484

AGGRESSIVE  ALLOCATION FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
---------------------------                                                        SHARES OWNED
(CLASS B SHARES)
----------------

First Clearing Corporation                                 400.8020                   56.74%
A/C 3440-0143
Allen L Franz and
Sandra K Franz
17715 South County Line Rd.
Monroeville, IN 46773-9595

First Clearing Corporation                                 295.5670                   41.84%
A/C 3175-7500
Cynthia Ferguson
10486 Belmeadow Dr.
Twinsburg, OH 44087-3302

AGGRESSIVE  ALLOCATION FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------------                                                         SHARES OWNED
(CLASS C SHARES)
----------------

SEI Investments Co                                         10.0000                   100.00%
Attn:  Rob Silverstri
1 Freedom Valley Rd
Oaks, PA 19456

AGGRESSIVE  ALLOCATION FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
---------------------------                                                        SHARES OWNED
(CLASS I SHARES)
----------------

NatCity Investments                                      250,357.9360                100.00%
Attn:  Paul Fabrizi
Loc 3070
1965 E 6th St
Cleveland, OH 44114-2226

CONCERVATIVE  ALLOCATION FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------------------                                                      SHARES OWNED
(CLASS A SHARES)
----------------

National City Corporation                                251,821.2290                 99.80%
Attn:  Corp Treasury
1900 East Ninth Street
Loc 01-2101
Cleveland, OH 44114-3484

CONSERVATIVE  ALLOCATION FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------------------                                                      SHARES OWNED
(CLASS B SHARES)
----------------

SEI Investments Co                                         10.0000                   100.00%
Attn:  Rob Silverstri
1 Freedom Valley Rd
Oaks, PA 19456

CONSERVATIVE  ALLOCATION FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------------------                                                      SHARES OWNED
(CLASS C SHARES)
----------------

First Clearing Corporation                                 987.9580                   18.00%
A/C 3778-0803
Virginia M Gillespie
7037 Prospect Dublin Rd.
Prospect, OH 43342-9553
First Clearing Corporation                                4,490.0930                  81.82%
A/C 5339-2739
Emmaree K Martin
207 Windsor Ct. Apt 30B
Marysville, OH 43040-1564

CONSERVATIVE ALLOCATION FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------------------                                                       SHARES OWNED
(CLASS I SHARES)
----------------

NatCity Investments                                      251,966.6190                100.00%
Attn:  Paul Fabrizi
Loc 3070
1965 E 6th St
Cleveland, OH 44114-2226

BOND FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
---------                                                                         SHARES OWNED
(CLASS A SHARES)
----------------

Soy Capital AG Services & Trust Co                      107,724.6970                 11.60%
455 N Main St
Decatur IL  62523-1103

BOND FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
---------                                                                         SHARES OWNED
(CLASS C SHARES)
----------------

SEI Private Trust Company                                1,031.3860                  14.01%
Cust for the IRA of FBO Marlene A Mesa
7456 Bartholomew Drive
Middleburg Hts., OH  44130-6768

Burke Brothers, Inc. 401K                                 44.4890                     6.00%
George H Lamb
111 Greenbrier Drive
Kersey, PA 15846

First Clearing Corporation                               3,585.4010                  48.72%
A/C  7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                                615.6750                    8.37%
A/C  8642-6779
Leola Wilson IRA
FCC as Custodian
7 Mario Drive
Trotwood, OH  45426-2914

First Clearing Corporation                                618.4820                    8.40%
A/C 5420-2774
Jane McEwan
C/o 17324 Wall

BOND FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
---------                                                                         SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon & Co. (Cash/Reinv)                            32,624,133.1870                37.78%
c/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co                                          18,552,534.9870                21.48%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                         18,913,546.4150                21.90%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777

National City Bank                                    14,118,916.0520                16.35%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984


GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
---------                                                                         SHARES OWNED
(CLASS A SHARES)
----------------

NFSC FEBO #Z10-075400                                   19,570.1930                  14.96%
Lana S Chadwick TTEE
Chadwick Irrev Charitable Uni
U/A 01/20/93
4719 Kittiwake Ct
Naples, FL  34119-8864

Post & Co A/C #356678                                    7,454.9640                   5.70%
C/O The Bank of New York
ATTN:  Mutual Funds/Reorg Dept
P.O. Box 1066 Wall St Sta
New York, NY  10286


GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
---------                                                                         SHARES OWNED
(CLASS B SHARES)
----------------

First Clearing Corporation                               4,368.3540                  21.37%
A/C 6379-0631
Jane Obodzinski
1205 Brookpark Road
Cleveland, OH 44109-5827

Shore West Construction 401(k) Plan                      2,407.4690                  11.78%
Kenneth M. Sokol
Attn:  Barbara Beyer
Personal and Confidential
23826 Lorain Rd
North Olmsted, OH  44070-2226

Shore West Construction 401(k) Plan                      1,939.0520                   9.49%
Audrey M. Sokol
4055 Brewster Dr.
Westlake, OH  44145-5302

First Clearing Corporation                               1,037.1070                   5.07%
A/C 2054-0408
Clifton Christian Church
ATTN:  Elliott Morris
131 Vernon Avenue
Louisville, KY  40206-2036

First Clearing Corporation                               1,641.7390                   8.03%
A/C 4176-6737
Doris J Hoel IRA
FCC as Custodian
13646 Crestway Dr.
Brookpark, OH  44142-2656

First Clearing Corporation                               1,162.4890                   5.69%
A/C 7782-3187
Robert L Scarbro IRA R/O
FCC as Custodian
4763 Brookhigh Dr
Brooklyn, OH 44144-3158

First Clearing Corporation                               3,121.8010                  15.27%
A/C 2956-7340
Robert K Erickson IRA
FCC as Custodian
RR3 Box 157
Bloomington, IL 61704-9591

GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
---------                                                                         SHARES OWNED
(CLASS C SHARES)
----------------

First Clearing Corporation                               1,903.1650                  24.17%
A/C  7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                               1,048.3510                  13.31%
A/C 8763-2694
Stanley Woo SEP IRA
FCC as Custodian
3448 W 99th St
Cleveland, OH 44102-4614

First Clearing Corporation                               1,087.9430                  13.82%
A/C  4568-3896
Robert A Joyce IRA
FCC as Custodian
4709 Wetzel Avenue
Cleveland, OH  44109-5351

First Clearing Corporation                               1,878.0510                  23.85%
A/C 7963-7126
Gina M Shiffert IRA
FCC as Custodian
8633 Stone Oak Drive
Holland, OH 43528-9251
First Clearing Corporation                               1,946.0800                  24.71%
A/C 6789-0603
Dennis Pound
9810 East St. Ave
Vicksburg, MI 49097-9526

GNMA FUND                                            OUTSTANDING SHARES        PERCENTAGE OF FUND
---------                                                                         SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon & Co.                                          2,483,818.4120                18.90%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.  TTEE                                    8,766,247.3350                66.72%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                          1,827,085.2750                13.91%
C/O National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

INTERMEDIATE BOND FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------------                                                            SHARES OWNED
(CLASS B SHARES)
----------------

First Clearing Corporation                              162,965.0320                 12.13%
A/C 1202-4114
Eugene Arrigoni IRA
FCC as Custodian
4101 Grady Smith Road
Loganville, GA  30052-3650

INTERMEDIATE BOND FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------------                                                            SHARES OWNED
(CLASS C SHARES)
----------------

SEI Private Trust Co CUST FBO                            4,863.8240                  28.34%
Cust for the Rollover IRA of
Wallace Strickland
3337 E 149th Street
Cleveland, OH 44120-4237

First Clearing Corporation                              11,013.2500                  64.16%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA  98362-3512

First Clearing Corporation                               1,277.0180                   7.44%
A/C 8327-1306
Jayne K White SEP IRA
FCC as Custodian
P.O. Box 831
Logansport  IN   46947-0831

INTERMEDIATE BOND FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------------                                                            SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon & Co. (Reinv)                                  2,846,365.0750                 8.50%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                         12,879,627.0820                38.45%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co.                                         11,172,647.1920                33.36%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

SEI Trust Company                                      4,517,664.2740                13.49%
Attn:  Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA  19456

LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------------                                                        SHARES OWNED
(CLASS A SHARES)
----------------

Soy Capital AG Services & Trust Co                      35,608.4510                   7.14%
455 N. Main St
Decatur IL  62523-1103

LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------------                                                        SHARES OWNED
(CLASS B SHARES)
----------------

Shore West Construction 401(k) Plan                      4,611.1950                   6.14%
Gary Scothon
21271 Nottingham Dr
Fairview Park, OH 44126-3014

First Clearing Corporation                               4,380.7570                   5.83%
A/C 6379-0631
Jane F. Obodzinski
1205 Brookpark Road
Cleveland, OH  44109-5827

First Clearing Corporation                               3,960.7070                   5.27%
A/C 4296-9582
C Edward Howerton
4721 Willowbrook Lane
Decatur, IL  62521-4266

Truck Equipment & Body Co., Inc.                         3,994.4590                   5.32%
Robert White
3343 Shelby Street
Indianapolis, IN  46227


LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------------                                                        SHARES OWNED
(CLASS C SHARES)
----------------

First Clearing Corporation                               1,884.3190                  29.00%
A/C 7081-0852
Ridgway Community Nurses Svcs
Attn:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                               1,329.2430                  20.46%
A/C 4319-0804
Diane K Housley Trustee
Mary L Horsch Trust FBO
119 W Michigan Avenue
Marshall, MI 49068-1521

First Clearing Corporation                               1,687.1170                  25.96%
A/C 4319-0806
Diane K Housley Trustee
Mary L Horsch Trust FBO
119 W Michigan Avenue
Marshall, MI 49068-1521

First Clearing Corporation                               1,533.7420                  23.60%
A/C 4319-0810
Diane K Housley Trustee
Mary L Horsch Trust FBO
119 W Michigan Avenue
Marshall, MI 49068-1521

LIMITED MATURITY BOND FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------------                                                        SHARES OWNED
(CLASS I SHARES)
----------------

National City Bank                                     1,617,859.0740                 8.65%
ATTN:  Trust Mutual Funds
PO Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. (Reinv)                                  6,154,188.2570                32.89%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                          8,240,929.1760                44.04%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.  TTEE                                    2,279,753.9330                12.18%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94777
Cleveland, OH  44101-4777

TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
---------------------------                                                       SHARES OWNED
(CLASS A SHARES)
----------------

Mahoning Nat Bank of Youngstown                          5,848.7940                   5.21%
FBO Richard Winifred
ATTN:  Trust Department
PO Box 419
Findlay, OH  45839-0419

First Clearing Corporation                              11,753.8420                  10.47%
A/C 4666-5578
Pamela R Kasa Living Trust
Pamela R Kasa TTEE DTD 2/7/98
3122 Prior Drive
Cuyahoga Falls OH 44223-2232

TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
---------------------------                                                       SHARES OWNED
(CLASS B SHARES)
----------------

First Clearing Corporation                               2,529.0810                  17.26%
A/C 3816-3066
Claude Hall IRA
FCC as Custodian
416 Skylark Drive
Winchester, KY  40391-2902

First Clearing Corporation                               1,033.0580                   7.05%
A/C 4155-6883
Rheta P Histed
Tod Franklin T Histed
2525 N Alamando Rd
Coleman, MI  48618-9732

First Clearing Corporation                               5,063.3010                  34.56%
A/C 4025-9578
Donald P Hamiton Sr IRA
FCC as Custodian
164 South Detroit Ave
Toledo, OH 43609-2017

First Clearing Corporation                               4,014.3390                  27.40%
A/C 2867-1582
Henry R & Anna Belle Dowdy
TTEE Henry R and Anna
6100 Lake Bonita Rd
Catlettsburg KY 41129-9704

First Clearing Corporation                               1,681.6820                  11.48%
A/C  3950-6394
Earl Hartwig &
Robert E Hartwig
1507 County Road 5
Kitts Hill OH  45645-8721

TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
---------------------------                                                       SHARES OWNED
(CLASS C SHARES)
----------------

SEI Private Trust Company                                 124.7480                    6.25%
Cust for the SEP IRA of
Eugene T Nahra
1616 Jacqueline Dr
Parma OH  44134-6848

Stoney Hollow Tire, Inc. 401(k) Plan                      174.6190                    8.75%
Larry J Travis
Attn:  Earl Buono
Personal and Confidential
1st & Hanover Streets, PO Box 310
Martins Ferry, OH  43935

First Clearing Corporation                               1,001.0580                  50.18%
A/C 3778-0803
Virginia M Gillespie
7037 Prospect  Dublin Rd
Prospect  OH  43342-9553

TOTAL RETURN ADVANTAGE FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
---------------------------                                                       SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon & Co. (Reinv)                                 16,592,592.5830                54.23%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                          7,009,702.6770                22.91%
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777

Sheldon & Co.  TTEE                                    6,591,671.5480                21.54%
C/O National City Bank
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777


U.S. GOVERNMENT INCOME FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
---------------------------                                                       SHARES OWNED
(CLASS A SHARES)
----------------

Soy Capital AG Services & Trust Co                      123,628.8730                  7.86%
455 N. Main Street
Decatur, IL  62523-1103

U.S. GOVERNMENT INCOME FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
---------------------------                                                       SHARES OWNED
(CLASS C SHARES)
----------------

First Clearing Corporation                               1,751.0630                  47.70%
A/C 3978-1578
William H Hassall IRA
FCC as Custodian
207 Guy St
Walbridge, OH 43465-1126

First Clearing Corporation                               1,090.5130                  29.70%
A/C 4319-0806
Diane K Housley Trustee
Mary L Horsch Trust FBO
119 W Michigan Ave
Marshall, MI 49068-1521

First Clearing Corporation                                817.8840                   22.28%
A/C 4319-0810
Diane K Housley Trustee
Mary L Horsch Trust FBO
119 W Michigan Ave
Marshall, MI 49068-1521

U.S. GOVERNMENT INCOME FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
---------------------------                                                       SHARES OWNED
(CLASS A SHARES)
----------------

Soy Capital AG Services & Trust Co                      93,002.2500                   6.26%
455 N Main St
Decatur IL  62523-1103

U.S. GOVERNMENT INCOME FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
---------------------------                                                       SHARES OWNED
(CLASS C SHARES)
----------------

First Clearing Corporation                               1,785.7910                  13.62%
A/C 3978-1578
William H Hassall IRA
FCC as Custodian
207 Guy St
Walbridge OH 43465-1126

First Clearing Corporation                               1,090.5130                   8.32%
A/C 4319-0806
Diane K Housley Trustee
Mary L Horsch Trust FBO
119 W Michigan Avenue
Marshall MI 49068-1521

First Clearing Corporation                                817.8840                    6.24%
A/C 4319-0810
Diane K Housley Trustee
Mary L Horsch Trust FBO
119 W Michigan Avenue
Marshall MI 49068-1521

First Clearing Corporation                               2,708.5590                  20.65%
A/C 8697-5307
Wilda I Wilson
Barbara A Nagy POA
10137 Hobart Rd
Apt 504

First Clearing Corporation                                789.4290                    6.02%
A/C 7107-1361
Guardian Inc / Homer Root
Conservator For Erik Baxter
PO Box 1558
Battle Creek MI 49016-1558

First Clearing Corporation                               1,955.2940                  14.91%
A/C 4654-9942
Helen Kangas Revocable Trust
10048 Cavell St
Livonia MI  48150-3268

First Clearing Corporation                               1,260.6400                   9.61%
A/C 2604-2586
George R Diegle
413 Poll Lane Road
Marion OH  43302-8379

First Clearing Corporation                               1,089.9020                   8.31%
A/C 3778-0803
Virginia M Gillespie
7037 Prospect Dublin Rd
Prospect  OH  43342-9553

First Clearing Corporation                                822.5810                    6.27%
A/C 5201-3641
George C Lunger IRA
FCC as Custodian
5113 Signal Road
Columbiana OH 44408-9619

First Clearing Corporation                                781.4710                    5.96%
A/C 5139-7356
Beverly a Lunger IRA
FCC as Custodian
5113 Signal Road
Columbiana  OH  44408-9619

U.S. GOVERNMENT INCOME FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
---------------------------                                                       SHARES OWNED
(CLASS I SHARES)
----------------

National City Bank                                     1,769,976.6220                10.16%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. (Reinv)                                  1,879,941.6370                10.79%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                    11,919,659.7270                68.42%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                     1,576,174.6480                 9.05%
c/o Sheldon & Co.
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

MICHIGAN MUNICIPAL BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------------------                                                      SHARES OWNED
(CLASS A SHARES)
----------------

First Clearing Corporation                              184,921.1880                 14.58%
A/C 7477-2627
Henry Joseph Stanford TTEE
Henry Joseph Stanford Trust
PO Box 2507
Ann Arbor MI  48106-2507

MICHIGAN MUNICIPAL BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------------------                                                      SHARES OWNED
(CLASS B SHARES)
----------------

First Clearing Corporation                              10,220.3460                   5.76%
A/C 6338-8396
Betty May Nicholas
866 Dursley
Bloomfield, MI  48304-2010

First Clearing Corporation                               9,496.6760                   5.35%
A/C 8304-7634
Emily T. Wheeler TTEE
Emily T. Wheeler Trust
1632 Tawas Beach Road
East Tawas, MI  48730-9330

First Clearing Corporation                               9,155.7770                   5.16%
A/C 6852-6451
Marylee A. Roven &
Sheryl C Roven
13644 Wesley
Southgate, MI  48195-1719

First Clearing Corporation                              15,815.8320                   8.92%
A/C 1474-8811
Marion E. Belloni
27715 Alger Lane
Madison Heights, MI 48071-4523

First Clearing Corporation                              18,316.1570                  10.33%
A/C 4119-5327
Timothy P Higgins
Kathleen M Higgins
6302 Greenwood Ct
Belleville  MI  48111-5169

MICHIGAN MUNICIPAL BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------------------                                                      SHARES OWNED
(CLASS C SHARES)
----------------

SEI Investments Co                                         9.4880                    100.0%
ATTN  Rob Silvestri
1 Freedom Valley Road
Oaks, PA  19456

MICHIGAN MUNICIPAL BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------------------                                                      SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon & Co. (Reinv)                                  1,534,063.6690                11.36%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                    11,700,611.8490                86.65%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------------------                                                     SHARES OWNED
(CLASS A SHARES)
----------------

First Clearing Corporation                              368,622.9920                 55.60%
A/C 1143-7442
Bill Anest
400 S. Curran
Grayslake, IL  60030-9202

NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------------------                                                     SHARES OWNED
(CLASS B SHARES)
----------------

Harlan Hawkins &                                        13,420.2570                  27.17%
Mark Hawkins TTEE
U/A DTD May 21, 1992
Cecil C Hawkins Trust
4412 George Ave
Cortland IL 60112

First Clearing Corporation                               4,799.0440                   9.72%
A/C 2099-9089
James E. Chenault &
Judith E. Chenault
8609 Cool Brook Ct.
Louisville, KY  40291-1501

First Clearing Corporation                               2,688.1440                   5.44%
A/C 6708-7889
Dorothy and Lester Riley Trust
Dorothy K Riley TTEE
5 Locust Hl
Crawfordsville, IN  47933-3347

First Clearing Corporation                               5,379.3380                  10.89%
A/C 5482-0768
Theodore R. McDonald &
Rose Ann McDonald
7712 St. Bernard Ct.
Louisville, KY  40291-2462

LPL Financial Service                                    6,179.1800                  12.51%
AC 1476-8134
9785 Towne Centre Drive
San Diego, CA  92121-1968

NFSC FEBO #001449                                        2,784.1360                   5.64%
Anne B Farkas
Robert S Farkas
279 South Oakland Ave
Sharon PA  16146-4049

Theodore H Stein                                         2,508.4190                   5.08%
and Dolores A Stein
JTWROS
153 Kingsbridge
Bristol TN  37620-2957

NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------------------                                                     SHARES OWNED
(CLASS C SHARES)
----------------

First Clearing Corporation                               8,247.2690                  99.87%
A/C 2146-8768
P Brian Coleman
RR #1
PO Box 254
Flemingsburg, KY  41041-0254


NATIONAL TAX EXEMPT BOND FUND                        OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------------------                                                     SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon & Co. TTEE                                    12,837,965.3610                78.78%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                          2,547,987.0450                15.64%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


OHIO TAX EXEMPT BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
-------------------------                                                         SHARES OWNED
(CLASS A SHARES)
----------------

First Clearing Corporation                              53,915.9560                   6.62%
A/C 1750-2503
Edward B Brandon &
Phyllis P Brandon JTWROS
Lakepoint Office Park Ste 470
3201 Enterprise Pkwy

First Clearing Corporation                              58,744.5700                   7.21%
A/C 1548-8990
William D. Bird
7617 Bellflower Rd
Mentor, OH  44060-3950

First Clearing Corporation                              278,387.9010                 34.18%
A/C 3198-9668
Harry E. Figgie Jr Trust
Harry E Figgie JR TTEE
37001 Shaker Blvd
Chagrin Falls OH 44022-6643

OHIO TAX EXEMPT BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
-------------------------                                                         SHARES OWNED
(CLASS C SHARES)
----------------

First Clearing Corporation                               1,707.0280                   6.65%
A/C 2936-8883
Samuel J Durham, MD
AMA Account
1005 Country View Lane, Apt. 13G
Toledo, OH  43615-8306

First Clearing Corporation                               4,140.3670                  16.14%
A/C 3027-4828
William G Ely
1309 Shanley Drive
Columbus, OH  43224-2066

First Clearing Corporation                               4,543.8200                  17.71%
A/C 7060-5213
Lawrence A Rice Rev Trust
Lawrence A Rice Trustee
1406 W 6th St suite 200
Cleveland, OH 44113-1300

First Clearing Corporation                               4,543.8200                  17.71%
A/C 7061-8184
Lawrence A Rice Rev Trust
Lawrence A Rice Trustee
1406 W 6th St suite 200
Cleveland, OH 44113-1300

First Clearing Corporation                               9,087.6440                  35.43%
A/C 7164-3090
Lawrence A Rice Rev Trust
Lawrence A Rice Trustee
1406 W 6th St suite 200
Cleveland, OH 44113-1300

OHIO TAX EXEMPT BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
-------------------------                                                         SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon and Co. (Cash)                                11,652,791.1290                81.50%
National City Bank
Trust Mutual Funds - 5312
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon and Co. (Cash/Reinv)                           1,546,332.4510                10.82%
National City Bank
Trust Mutual Funds-5312
P.O. Box 94777
Cleveland, OH  44101-4777

PENNSYLVANIA MUNICIPAL BOND FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------------------                                                  SHARES OWNED
(CLASS A SHARES)
----------------

National Financial Services Corp                         5,360.9090                  13.66%
FBO Gary S Lengel
Bin #TGA 100897
200 Liberty St #FL
New York, NY  10281-1003

First Clearing Corporation                              10,262.7520                  26.14%
FBO Sara Zimmer
ACCT # 8963-5901
PO Box 1357
Richmond, VA  23218-1357

First Clearing Corporation                               8,587.1490                  21.88%
A/C 7618-3716
Helga A. Suhr
750 Sharter Dr #E-11
Longs, SC  29568

First Clearing Corporation                               2,287.2830                   5.83%
A/C 4267-7452
John M. Hankey
2430 Renton Road
Pittsburgh, PA  15239-1227

First Clearing Corporation                              10,404.9280                  26.51%
A/C 1054-0956
Estate of Josephine R Aiello
141 Circle Dr
Pittsburgh, PA  15228-2120

PENNSYLVANIA MUNICIPAL BOND FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------------------                                                  SHARES OWNED
(CLASS C SHARES)
----------------

First Clearing Corporation                                390.0900                   97.46%
A/C 2030-9473
Virginia M Cammisa
240 Oakvale Blvd
Butler  PA 16001-3533

PENNSYLVANIA MUNICIPAL BOND FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------------------                                                  SHARES OWNED
(CLASS I SHARES)
----------------

Sheldon and Co                                         4,042,640.3730                93.51%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984

GOVERNMENT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------------------                                                      SHARES OWNED
(CLASS A SHARES)
----------------

National City MI/IL                                   243,158,000.0000               37.53%
FBO Corporate Sweep Customer
Cash Management Operations
770 W Broad Street Loc 16-0347
Columbus, OH 43222-1419

Pennsylvania                                          258,088,000.0000               39.83%
FBO Corporate Autosweep Customers
C/O National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA 15222-2003

Wheat First Securities                                77,333,337.0700                11.94%
PO Box 6629
Glen Allen, VA 23058-6629

National City Bank                                     40,968,000.000                 6.32%
PBO PCG/ Retail Sweep Customer
770 W Broad Street LOC 16-0347
Columbus, OH 43222-1419


GOVERNMENT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------------------                                                      SHARES OWNED
(CLASS I SHARES)
----------------

National City Bank                                    184,588,560.1700               12.24%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 West 150th Street
Cleveland, OH  44135-1389

National City Bank                                    524,203,928.5500               34.76%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    156,904,613.6400               10.41%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    204,009,712.9900               13.53%
Operations Center
Attn:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    128,824,891.2500                8.54%
Money Market Unit/Loc 5312
4100 W. 150th St
Cleveland, OH  44135-1389

National City Bank                                    190,679,110.1800               12.64%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------                                                                 SHARES OWNED
(CLASS A SHARES)
----------------

National City MI/  IL                                 251,252,000.0000               12.39%
FBO Corporate Sweep Customer
Cash Management Operations
770 W Broad Street LOC 16-0347
Columbus, OH 43222-1419

Pennsylvania                                          329,637,000.0000               16.25%
FBO Corporate Autosweep Customers
C/O National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA 15222-2003

Wheat First Securities                                885,701,899.4400               43.67%
PO Box 6629
Glen Allen, VA 2305-6629

National City Bank                                    332,871,000.0000               16.41%
FBO PCG/ Retail Autosweep Customers
770 W Broard St LOC 16-0347
Columbus, OH 43222-1419

National City Bank                                    105,725,089.0100                5.21%
FBO PCG/ Retail Autosweep Customers
770 W Broard St LOC 16-0347
Columbus, OH 43222-1419

MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------                                                                 SHARES OWNED
(CLASS B SHARES)
----------------

First Clearing Corporation                              59,221.3400                   6.05%
A/C 7335-5550
Roger L. Schafer IRA
FCC as Custodian
3945 7th St.
New Kensington, PA 15068-7205

First Clearing Corporation                              49,822.6400                   5.09%
A/C 6145-1911
Jerry Nienstedt SEP IRA
FCC as Custodian
906 W Eleven Mile
Madison Hgts, MI 48071-3104

Shore West Construction 401(k) Plan                     113,332.0400                 11.57%
Judith E Santora
3930 Woodpark Dr
N Olmsted OH  44070-1774

First Clearing Corporation                              76,637.7700                   7.83%
A/C 5804-9547
Mildred E May
Mildred E May
6205 Six Mile Lane
Louisville, KY 40218-2348

First Clearing Corporation                              106,555.3900                 10.88%
A/C 2065-0386
Carborundum Grinding Wheel Co
Savings Plan
1011 E. Front Street
P.O Box 759

MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------                                                                 SHARES OWNED
(CLASS C SHARES)
----------------

Katherine M Mahan                                       10,163.6400                   9.75%
5956 Robertdale Rd
Bedford OH  44146-2552

J&S Grinding Company Inc 401(k)                          8,190.4000                   7.85%
Valiery E Mattiuz
556 West Main Street
Kersey PA  15846

J&S Grinding Company Inc                                 9,604.1200                   9.21%
Ward Wonderling
389 Toby Rd
Kersey PA  15846-9675

Burke Brothers, Inc. 401k                                6,303.9200                   6.05%
Charles Haberberger
334 south Michael Street
St Marys PA  15857-1778

Burke Brothers, Inc. 401k                               52,143.1600                  50.00%
John Dick
Rd #1
Weedville, PA  15868-9801


MONEY MARKET FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------                                                                 SHARES OWNED
(CLASS I SHARES)
----------------

National City Bank                                    869,238,356.9000               26.66%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    222,044,214.2200                6.81%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    295,315,811.6600                9.06%
Operations Center
Attn:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    555,522,605.4900               17.04%
Money Market Unit/Loc 5312
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    171,707,330.3600                5.27%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH 44135-1389

National City Bank                                    278,039,382.8800                8.53%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH 44135-1389

OHIO MUNICIPAL MONEY MARKET FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------------------                                                 SHARES OWNED
(CLASS A SHARES)
----------------

National City Bank                                    52,491,737.5200                95.41%
FBO PCG/Retail Sweep Customer
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419


OHIO MUNICIPAL MONEY MARKET FUND                     OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------------------                                                 SHARES OWNED
(CLASS I SHARES)
----------------

National City Bank                                    37,766,728.3300                20.40%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    23,894,932.9400                12.91%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    97,208,431.3600                52.51%
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

NatCity Investments                                    9,709,843.9900                 5.24%
ATTN  Jo Bredt
1965 East Sixth Street Loc #3090
Cleveland, OH   44114-2226

PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND            OUTSTANDING SHARES        PERCENTAGE OF FUND
-----------------------------------------                                         SHARES OWNED
CLASS (A SHARES)
----------------

Pennsylvania                                          27,980,000.0000                44.68%
FBO Corporate Autosweep Customers
c/o National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

Pennsylvania                                          31,286,755.3000                49.96%
National City Bank of Pennsylvania
FBO PCG/Retail Sweep Customers
Cash Management Operations
770 W. Broad Street 16-0347
Columbus, OH  43222-1419


PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
-----------------------------------------
(CLASS I SHARES)                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------                                                                  SHARES OWNED

National City Bank                                    83,853,358.2200                93.72%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W 150th Street
Cleveland, OH 44135-1389

TAX EXEMPT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------------------                                                      SHARES OWNED
(CLASS A SHARES)
----------------

National City MI/IL                                   15,737,651.8800                 5.39%
FBO Corporate PCG/Retail Sweep Cust
Cash Management Operations
770 w Broad Street Loc 16-0347
Columbus, OH  43222-1419

First Clearing Corporation                            140,293,389.1100               48.04%
PO Box 6629
Glen Allen, VA 23058-6629

Indiana                                               16,784,371.3500                 5.75%
National City Bank of Indiana
FBO PCG/ Retail Sweep Customers
Cash Management Operations
770 W Broad St Loc 16-0347
Columbus, OH 43222-1419

National City Bank                                    28,118,000.0000                 9.63%
FBO PCG/ Retail Sweep Customer
7700 W Broad St Loc 16-0347
Columbus, OH 43222-1419

National City Bank                                    66,231,615.4900                22.68%
FBO PCG/ Retail Sweep Customer
7700 W Broad St Loc 16-0347
Columbus, OH 43222-1419

TAX EXEMPT MONEY MARKET FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
----------------------------                                                      SHARES OWNED
(CLASS I SHARES)
----------------

National City Bank                                    118,389,786.1100               24.79%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    71,941,500.5300                15.07%
Operations Center
ATTN:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    132,888,139.9000               27.83%
Money Market Unit/Loc. 5312
4100 W. 150th Street
Cleveland, OH 44135-1389

National City Bank                                    45,372,235.9200                 9.50%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

TREASURY MONEY MARKET FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------------                                                        SHARES OWNED
(CLASS A SHARES)
----------------

National City MI/IL                                   50,750,000.0000                74.45%
FBO Corporate Sweep Customer
Cash Management Operations
770 W Broad Street Loc 16-3047
Columbus, OH 43222-1419

Wheat First Securities                                12,231,199.6600                17.94%
PO Box 6629
Glen Allen, VA 23058-6629

TREASURY MONEY MARKET FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
--------------------------                                                        SHARES OWNED
(CLASS I SHARES)
----------------

National City Bank                                    31,173,612.7300                 7.70%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    41,543,238.5000                10.26%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    29,370,697.2900                 7.26%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    211,499,287.3200               52.26%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                    34,092,910.3400                 8.42%
Money Market Unit/Loc. 5312
4100 W 150th St
Cleveland, OH  44135-1389


TREASURY PLUS MONEY MARKET FUND                      OUTSTANDING SHARES        PERCENTAGE OF FUND
-------------------------------                                                   SHARES OWNED
(CLASS A SHARES)
----------------

Sarasota Sailing Squadron Inc                           87,155.7900                  64.73%
PO Box 1927
Sarasota, FL 34230-1927

Sarasota Sailing Squadron Inc                           33,624.1200                  24.97%
PO Box 1927
Sarasota, FL 34230-1927

TREASURY PLUS MONEY MARKET FUND                      OUTSTANDING SHARES        PERCENTAGE OF FUND
-------------------------------                                                   SHARES OWNED
(CLASS I SHARES)
----------------

National City Bank                                    230,299,322.1000               90.60%
Money Market Unit/ Loc 5312
4100 W 150th Street
Cleveland, OH 44135-1389

National City Bank                                    13,433,657.9800                 5.28%
Money Market Unit/ Loc 5312
4100 W 150th Street
Cleveland, OH 44135-1389

                                   APPENDIX A
                                   ----------


CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

                  The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

                  "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

                  "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

                  "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

                  "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

                  "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

                  "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

                  "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

                  "C" - An obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

                  "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                  The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

                  "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                  "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

                  "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                  "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                  "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

                  "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                  "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

                  "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                  "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                  Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

                  The following summarizes long-term ratings used by Fitch:

                  "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                  "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

                  "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

                  "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

                  "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

                  "B" - Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

                  "CCC", "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

                  "DDD", "DD" and "D" - Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

                  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

NOTES TO FITCH LONG-TERM AND SHORT-TERM RATINGS:

                  - To provide more detailed indications of credit quality, the Fitch ratings from and including "AA" to "CCC" and "FI" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.

                  - `NR' indicates that Fitch does not rate the issuer or issue in question.

                  - `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

                  - RatingWatch: Ratings are placed on RatingWatch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or

"Evolving", if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                  A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.


COMMERCIAL PAPER RATINGS

                  A Standard and Poor's ("S&P") commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

LOCAL CURRENCY AND FOREIGN CURRENCY RISKS:

                  Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

                  Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  Fitch short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates capacity for meeting financial commitments which is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.


MUNICIPAL NOTE RATINGS

                  A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

                  "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

                  "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

                  "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

                  Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

                  "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

                  "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

                  "MIG-3"/"VMIG-3" - This designation denotes acceptable credit . Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

                  "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.

                  Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

TAX-EXEMPT COMMERCIAL PAPER RATINGS

                  A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper:

                  "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

                  "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

                  "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                  "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

                  "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

                  "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

                  "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

                  "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effects of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                  "Not Prime" - Issuers do not fall within any of the Prime rating categories.

                  The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:

                  "D-1+" - Debt possesses highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

                  "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

                  "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                  "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                  "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                  "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to ensure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                  "D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

                  Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

                  "F1" - Securities possess the highest credit quality. This designation indicates the best capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

                  "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

                  "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

                  "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

                  "C" - Securities possess high default risk. This designation indicates that default is a real possibility and that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

                  "D" - Securities are in actual or imminent payment default.

                  Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

                  "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

                  "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

                  "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

                                   APPENDIX B
                                   ----------

                  The Fund may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

INTEREST RATE FUTURES CONTRACTS

                  USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

                  The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

                  DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

                  Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

                  Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

                  A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

                  EXAMPLE OF FUTURES CONTRACT SALE. The Fund may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The adviser wants to fix the current market value of this fund security until some point in the future. Assume the fund security has a market value of 100, and the adviser believes that because of an anticipated rise in interest rates, the value will decline to
95. The Fund might enter into futures contract sales of Treasury bonds for a equivalent of 98. If the market value of the fund security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

                  In that case, the five point loss in the market value of the fund security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

                  The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the fund securities, including the fund security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

                  If interest rate levels did not change, the Fund in the above example might incur a loss (which might be reduced by a offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

                  EXAMPLE OF FUTURES CONTRACT PURCHASE. The Fund may engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of a expected increase in market price of the long-term bonds that the Fund may purchase.

                  For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

                  The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

                  If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the Fund, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

INDEX FUTURES CONTRACTS

                  GENERAL. A bond or stock index assigns relative values to the bonds or stocks included in the index which fluctuates with changes in the market values of the bonds or stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's Ratings Group 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks.

                  Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

                  The Fund may sell index futures contracts in order to offset a decrease in market value of its fund securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its fund as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

                  In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its fund holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the fund will decline prior to the time of sale.

MARGIN PAYMENTS

                  Unlike purchase or sales of fund securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian or a subcustodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

                  There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the advisers. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser.

                  Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisers may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge fund securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                  Successful use of futures by the Fund is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

                  The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

OTHER MATTERS

                  Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                  ARMADA FUNDS
                      STATEMENT OF ADDITIONAL INFORMATION

 THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED
        IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN
            CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION


On pages 102 and 103 of the Statement of Additional Information, the section entitled "Shareholder Services Plans" is revised to read in its entirety as follows:

                            SHAREHOLDER SERVICES PLAN
                            -------------------------

         The Trust has implemented a Shareholder Services Plan with respect to A Shares, B Shares, and C Shares pursuant to which the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of a Fund's A Shares, B Shares or C Shares in consideration for payments for such services. The Shareholder Services Plan provides for the payment (on an annualized basis) of up to 0.25% of the net asset value attributable to each Fund's A Shares, B Shares or C Shares held by a financial institution's customers.

         Services under the Shareholder Services Plan may include:

         (i) aggregating and processing purchase and redemption requests from customers;
         (ii) providing customers with a service that invests the assets of their accounts in Class A Shares, Class B Shares or Class C Shares;
         (iii)  processing dividend payments from the Funds;
         (iv) providing information periodically to customers showing their position in Class A Shares, Class B Shares or Class C Shares;
         (v)    arranging for bank wires;
         (vi) responding to customer inquiries relating to the services performed with respect to Class A Shares, Class B Shares or Class C Shares beneficially owned by customers;
         (vii) providing subaccounting for customers or providing information to the transfer agent for subaccounting;
         (viii) forwarding shareholder communications; and
         (ix)   other similar services requested by the Trust.

         Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.

                                    FORM N-1A

                           PART C - OTHER INFORMATION


ITEM 23. EXHIBITS.

         (a) Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on October 6, 1999 ("PEA No.
                  48").

                  1. Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit a(1) to PEA No. 48.

                  2. Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit a(2) to PEA No. 48.

                  3. Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit a(3) to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on September 10, 1999 ("PEA No. 47").

                  4. Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

                  5. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(d) to PEA No. 26.

                  6. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money, Tax Exempt Money Market, Equity Growth,

                           Bond and Ohio Tax Exempt Bond Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                  7. Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-Special Series 1 shares representing interests in the National Tax Exempt Bond Fund, Equity Income Fund, Small Cap Value Fund (formerly known as the Mid Cap Regional Fund), Limited Maturity Bond (formerly known as the Enhanced Income Fund) and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                  8. Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market Fund, Bond Fund (formerly known as the Intermediate Government Fund), GNMA Fund and Pennsylvania Municipal Bond Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

                  9. Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

                  10. Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(i) to PEA No. 35.

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                  11.      Certificate of Classification of Shares reflecting
                           the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax-Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly known as the Mid Cap Regional), Limited Maturity Bond (formerly known as the Enhanced Income), Total Return Advantage, Intermediate Bond (formerly known as the Fixed Income), Ohio Tax-Exempt Bond, National Tax-Exempt Bond, Pennsylvania Tax-Exempt Money Market, Bond (formerly known as the "Intermediate Government Fund), GNMA, Pennsylvania Municipal Bond, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No 44").

                  12. Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2, Class AA, Class AA - Special Series 1 and Class AA - Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit 1(k) to PEA No. 44.

                  13. Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").

                  14. Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt, Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Money Market Funds is incorporated herein by reference to Exhibit a(14) to Post-Effective Amendment No. 53 to Registrant's

                           Registration Statement filed on September 29, 2000 ("PEA No. 53").

                  15. Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Mid Cap Growth and Michigan Municipal Bond Funds is incorporated herein by reference to Exhibit a(15) to PEA No. 53.

                  16. Certificate of Classification of Shares reflecting the creation of Class MM, Class MM-Special Series 1, Class MM-Special Series 2 and Class MM-Special Series 3 Shares representing interests in the Strategic Income Bond Fund is incorporated herein by reference to Exhibit a(16) to PEA No. 53.

                  17. Certificate of Classification of Shares reflecting the creation of Class NN, Class NN-Special Series 1, Class NN-Special Series 2, Class NN-Special Series 3, Class OO, Class OO-Special Series 1, Class OO-Special Series 2 and Class OO-Special Series 3 shares representing interests in the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit a(17) to Post-Effective Amendment No. 54 to Registrant's Registration Statement filed on December 15, 2000 ("PEA No. 54").

         (b) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit (b) to PEA No. 48.

                  1. Amendment No. 1 to Code of Regulations is incorporated herein by reference to Exhibit b(1) to PEA No. 48.

                  2. Amendment No. 2 to Code of Regulations as approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to
                           Exhibit 2(b) to PEA No. 35.

                  3. Amendment No. 3 to Code of Regulations as adopted by Registrant's Board of Trustees on August 5, 1998 is incorporated herein by reference to Exhibit b(3) to Post-Effective Amendment No. 52 to Registrant's Registration Statement filed on July 18, 2000 ("PEA No. 52").

                  4. Amendment No. 4 to Code of Regulations as adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit b(4) to PEA No. 52.

         (c) See Article V, Section 5.1, and Article V, Section 5.4, of Registrant's Declaration of Trust, which is incorporated herein by reference as Exhibit (a) to PEA No. 48.

         (d)      (1)      Advisory Agreement for the Money Market, Treasury
                           Money Market, Government Money Market, Tax Exempt
                           Money Market, Pennsylvania Tax Exempt Money Market,
                           National Tax Exempt Bond, Intermediate Bond, GNMA,
                           Bond, Equity Growth, Equity Income, Small Cap Value,
                           Ohio Tax Exempt Bond and Pennsylvania Municipal Bond
                           Funds between Registrant and National City Bank, dated November 19, 1997 is incorporated herein by reference to Exhibit 5(a) to PEA No. 44.


                  2. First Amendment dated March 1, 2001 to the Advisory Agreement for the Money Market, Treasury Money Market, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Equity Income, MidCap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds between Registrant and National City Bank dated November 19, 1997.


                  3. Interim Advisory Agreement for the Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(b) to PEA No. 44.

                  4. Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(c) to PEA No. 44.

                  5. New Advisory Agreement for the Core Equity, Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit 5(d) to PEA No. 44.



                  6. First Amendment dated June 9, 2000 to the Advisory Agreement for the Core Equity, Enhanced Income and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998.


                  7. Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to
                           Exhibit 5(m) Post-Effective Amendment No. 43 filed on July l, 1998 ("PEA No. 42").

                  8. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998, is incorporated herein by reference to Exhibit h(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").

                  9. Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government = Income, Michigan Municipal Bond and Treasury Plus Money Market Funds between Registrant and National City Investment Management Company dated June 9, 2000 is incorporated herein by reference to Exhibit d(8) to PEA No. 53.

                  10. Form of Advisory Agreement for the Strategic Income Bond Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit d(9) to PEA No. 52.


                  11. Advisory Agreement for the Aggressive Allocation and Conservative Allocation Funds dated March 5, 2000 between Registrant and National City Investment Management Company.

                  12. Form of Advisory Agreement for the Micro Cap Value Fund between Registrant and National City Investment Management Company.


         (e) Distribution Agreement between Registrant and SEI Investments Distribution Co., dated May 1, 1998 is incorporated herein by reference to Exhibit (6) to PEA No. 44.

         (f)               None.

         (g)       1.      Custodian Services Agreement between Registrant
                           and National City Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit g(1) to PEA No. 48.

                   2. Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994 is incorporated herein by reference to Exhibit g(2) to PEA No. 48.


                   3. Exhibit A dated March 1, 2001 to the Custodian Services Agreement dated November 7, 1994.

                   4. Amended and Restated Foreign Custody Monitoring Agreement dated May 24, 2001 between Registrant and National City Bank.

         (h)       1.      Co-Administration Agreement among Registrant, SEI
                           Investments Mutual Funds Services and National City
                           Bank, dated August 15, 2000, effective as of August
                           1, 2000 is incorporated herein by reference to Exhibit h(1) to PEA No. 54.


                   2.      Exhibit A dated March 31, 2001 to the
                           Co-Administration and Accounting Services Agreement among Registrant, SEI Investments Mutual Funds Services and National City Bank, dated August 15, 2000, effective as of August 1, 2000.


                   3. Transfer Agency and Service Agreement (the "Transfer Agency Agreement") between Registrant and State Street Bank and Trust Company, dated March 1, 1997, is incorporated herein by reference to Exhibit 9(d) to PEA No. 33.

                   4. Form of Addendum No. 1 to Amended and Restated Transfer Agency and Dividend Disbursement Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to
                           Exhibit 9(d) to PEA No. 41.

                   5. Letter amendment, dated March 26, 1999, to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated March 1, 1997 is incorporated herein by reference to Exhibit No. h(7) to PEA No. 52.

                   6. Amendment dated June 16, 2000 to Transfer Agency and Service Agreement dated March 1, 1997 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit h(5) to PEA No. 53.


                   7. Amendment dated February 12, 2001 to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated March 1, 1997.

                   8. Amendment dated March 1, 2001 to the Transfer Agency and Service Agreement with State Street Bank and Trust Company dated March 1, 1997.


                   9. Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, as revised on November 21, 2000 is incorporated herein by reference to Exhibit h(6) to PEA No. 54.

                   10. Form of Servicing Agreement is incorporated herein by reference to Exhibit h(9) to PEA No. 52.

                   11. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August

                           5, 1998 is incorporated herein by reference to Exhibit h(8) to PEA No. 46.



         (i) Opinion of Drinker Biddle and Reath LLP as counsel to Registrant is incorporated herein by reference to Exhibit (i) to Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416 filed on March 1, 2001 ("PEA No. 56").


         (j)      Consent of Drinker Biddle & Reath LLP.

         (k)      None.

         (l)      1.       Purchase Agreement between Registrant and McDonald &
                           Company Securities, Inc. dated January 28, 1986 is incorporated herein by reference to Exhibit l(1) to PEA No. 48.

                  2. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio dated July 19, 1988 is incorporated herein by reference to Exhibit l(2) to PEA No. 48.

                  3. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio (Trust), dated October 17, 1989 is incorporated herein by reference to Exhibit l(3) to PEA No. 48.

                  4. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Equity Growth Portfolio and Bond Portfolio, dated December 20, 1989 is incorporated herein by reference to Exhibit l(4) to PEA No. 48.

                  5. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Bond Portfolio, dated January 5, 1990 is incorporated herein by reference to Exhibit l(5) to PEA No. 48.

                  6. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Limited Maturity Bond Fund (formerly known as the Enhanced Income Fund), dated July 5, 1994 is incorporated herein by reference to Exhibit 1(6) to PEA No. 48.

                  7. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Equity Income Portfolio, dated June 30, 1994 is incorporated herein by reference to Exhibit l(7) to PEA No. 48.

                  8. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Small Cap Value Fund (formerly known as the Mid Cap Regional Equity Portfolio), dated July 25, 1994 is incorporated herein by reference to Exhibit l(8) to PEA No. 48.

                  9. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Total Return Advantage Fund, dated July 5, 1994 is incorporated herein by reference to Exhibit l(9) to PEA No. 48.

                  10. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the National Tax Exempt Bond Fund is incorporated herein by reference to Exhibit l(10) to PEA No. 48.

                  11. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Tax Exempt Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(j) to PEA No. 33.

                  12. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Intermediate Government Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(k) to PEA No. 33.

                  13. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the GNMA Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(l) to PEA No. 33.

                  14. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Municipal Bond Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(m) to PEA No. 33.

                  15. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Core Equity Fund is incorporated herein by reference to
                           Exhibit 13(n) to PEA No. 36.

                  16. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U - Special Series 1) is incorporated herein by reference to Exhibit l(16) to PEA No. 52.

                  17. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Equity Index Fund is incorporated herein by reference to Exhibit 1(17) to PEA No. 53.

                  18. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Real Return Advantage Fund is incorporated herein by reference to Exhibit 13(q) to PEA No. 33.

                  19. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Small Cap Growth Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 36.

                  20. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares for each Fund is incorporated herein by reference to Exhibit 1(20) to PEA No. 53.

                  21. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Balanced Allocation Fund is incorporated herein by reference to Exhibit l(21) to PEA No. 53.

                  22. Purchase Agreement dated September 14, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Ohio Municipal Money Market Fund (Class BB and Class BB - Special Series 1) is incorporated herein by reference to Exhibit l(22) to PEA No. 52.

                  23. Purchase Agreement dated April 9, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Tax Managed Equity Fund (Class Z, Class Z - Special Series 1 and Class Z - Special Series 2) and the National Tax-Exempt Fund (Class L, Class L - Special Series 1 and Class L - Special Series 2) is incorporated herein by reference to Exhibit l(23) to PEA No. 52.

                  24. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U) is incorporated herein by reference to Exhibit l(24) to PEA No. 52.

                  25. Purchase Agreement dated January 2, 1998 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Intermediate Bond and Bond Funds is incorporated herein by reference to Exhibit l(25) to PEA No. 52.

                  26. Purchase Agreement dated January 11, 2000 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Equity Index, Total Return Advantage, Enhanced Income and GNMA Funds and Special Series 3 Shares of the Money Market, Small Cap Value, Equity Growth, Equity Income,

                           Small Cap Growth, International Equity, Core Equity, Tax Managed Equity, Equity Index, Enhanced Income, Total Return Advantage, GNMA, Intermediate Bond, Bond, National Tax-Exempt Bond, Ohio Tax-Exempt Bond and Pennsylvania Municipal Bond Funds is incorporated herein by reference to Exhibit 1(26) to PEA No. 53.

                   27. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Strategic Income Bond Fund (Class MM, Class MM - Special Series 1, Class MM - Special Series 2 and Class MM - Special Series 3) is incorporated herein by reference to Exhibit l(26) to PEA No. 52.

                   28. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit l(28) to PEA No. 54.

         (m)      1.       Service and Distribution Plan for the A (formerly,
                           Retail) and I (formerly, Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA No. 38.


                  2. B Shares Distribution and Servicing Plan is incorporated herein by reference to Exhibit (m)(2) to PEA No. 56.

                  3. C Shares Distribution and Servicing Plan is incorporated herein by reference to Exhibit (m)(3) to PEA No. 56.


         (n)      None.


         (o) Revised Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System, as revised February 27, 2001 is incorporated herein by reference to Exhibit (o) to PEA No. 56.


         (p)      1.       Code of Ethics of Armada Funds is incorporated
                           herein by reference to Exhibit p(1) to PEA No. 53.


                  2. Code of Ethics of SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (p)(2) to PEA No. 56.


                  3. Code of Ethics of National City Investment Management Company is incorporated herein by reference to Exhibit p(3) to PEA No. 53.

                  4. Code of Ethics of National Asset Management Corporation is incorporated herein by reference to Exhibit p(4) to PEA No. 53.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

                  Registrant is controlled by its Board of Trustees.

ITEM 25. INDEMNIFICATION.

         Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Article 6 of the Distribution Agreement, incorporated by reference as Exhibit (e) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency Agreements, incorporated by reference as Exhibits g(1) and h(4) hereto. In Article 6 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (a) hereto, provides as follows:

         9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

         Section 12 of Registrant's Custodian Services Agreement provides as follows:

         12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

         In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

         Section 6 of Registrant's Transfer Agency Agreement provides as follows:

         6.       INDEMNIFICATION

                  6.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

                           (a) All actions of the Bank or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct.

                           (b) The Fund's lack of good faith, negligence or willful misconduct which arise out of the breach of any representation or warranty of the Fund hereunder.

                           (c) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

                           (d) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of the Fund on behalf of the applicable Portfolio.

                           (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

                           (f) The negotiations and processing of checks made payable to prospective or existing Shareholders tendered to the Bank for the purchase of Shares, such checks are commonly known as "third party checks."

                  6.2 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank under this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund on behalf of the applicable Portfolio for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel (provided such counsel is reasonably satisfactory to the Fund). The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.

                  6.3 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

                  6.4 In order that the indemnification provisions contained in this Section 6 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.

                  Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         (a) Investment Adviser: National City Investment Management Company ("IMC")


         IMC performs investment advisory services for Registrant and certain other investment advisory customers. IMC is an indirect wholly owned subsidiary of National City Corporation (the "Corporation"). In 1998, the Corporation consolidated its mutual fund investment management operations under IMC, a registered investment adviser. As of August 5, 1998, IMC assumed National City Bank's rights, responsibilities, liabilities and obligations under its Advisory Agreements with the Registrant relating to each of the Funds, its Sub-Advisory Agreement with National Asset Management Corporation relating to the Core Equity Fund and the Total Return Advantage Fund, and its Sub-Administration Agreement with SEI Fund Resources relating to each of the Funds, which Sub-Administration Agreement is no longer in effect. As of August 1, 1998, Wellington Management Company LLP ceased serving as the sub-adviser to the Small Cap Growth Fund under a sub-advisory agreement with National City Bank and the Small Cap Growth Team of IMC began making the investment decisions for the Fund. As of April 18, 2001, National Asset Management Corporation ceased serving as the sub-adviser to the Core Equity and Total Return Advantage Funds and the Equity Team and Taxable Fixed Income Team of IMC began making the investment decisions of the Core Equity Fund and Total Return Advantage Fund, respectively.


         To the knowledge of Registrant, none of the directors or officers of IMC, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the Corporation, which owns all the outstanding stock of National City Bank of Michigan/Illinois (formerly, First of America Bank, N.A.), which in turn owns all the outstanding stock of IMC, or other subsidiaries of the Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of IMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

                   NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

                                          Position with National
                                          City Investment
                                          Management               Other Business              Type of
Name                                      Company                  Connections                 Business
----                                      -----------------        ----------------            --------

Kathleen T. Barr                          Managing Director        National City Bank          Bank affiliate

Joseph C. Penko                           Vice President           National City Bank          Bank affiliate
                                          Treasurer/Director
                                          of Compliance and
                                          Finance

Donald L. Ross                            Director, President,     National City Bank          Bank affiliate
                                          Chief Investment
                                          Officer and Managing
                                          Director

Sandra I. Kiely                           Managing Director and    National City Bank          Bank affiliate
                                          Chief Administrative
                                          Officer

Timothy F. McDonough                      Managing Director of     National City Bank          Bank affiliate
                                          Client Services


ITEM 27. PRINCIPAL UNDERWRITER.

                  (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

                             SEI Daily Income Trust
                             SEI Liquid Asset Trust
                              SEI Tax Exempt Trust
                                 SEI Index Funds
                         SEI Institutional Managed Trust
                      SEI Institutional International Trust
                         The Advisors' Inner Circle Fund
                                The Pillar Funds
                                STI Classic Funds
                           First American Funds, Inc.
                      First American Investment Funds, Inc.
                                 The Arbor Fund
                              The PBHG Funds, Inc.
                               Bishop Street Funds
                           STI Classic Variable Trust
                                    ARK Funds
                                Huntington Funds
                           SEI Asset Allocation Trust
                                    TIP Funds
                       SEI Institutional Investments Trust
                       First American Strategy Funds, Inc
                                 HighMark Funds
                                Expedition Funds
                               Alpha Select Funds
                              Oak Associates Funds
                              The Nevis Fund, Inc.
                                CNI Charter Funds
                           The Armada Advantage Fund
                               Amerindo Funds Inc.
                               Huntington VA Funds
                               Friends Ivory Funds
                          SEI Insurance Products Trust
                                 Pitcairn Funds
                            First Focus Funds, Inc.
                            JohnsonFamily Funds, Inc.
                                  The MDL Funds
                                  iShares Inc.
                                  iShares Trust


                  The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                           (b) Furnish the information required by the following
                  table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.

                                           Position and Office                       Positions and Offices
Name                                        with Underwriter                            with Registrant
----                                        ----------------                            ---------------

Alfred P. West, Jr.             Director, Chairman of the Board of                            --
                                Directors
Richard B. Lieb                 Director, Executive Vice President                            --
Carmen V. Romeo                 Director                                                      --
Mark J. Held                    President & Chief Operating Officer                           --
Dennis J. McGonigle             Executive  Vice President                                     --
Robert M. Silvestri             Chief Financial Officer & Treasurer                           --
Leo J. Dolan, Jr.               Senior Vice President                                         --
Carl A. Guarino                 Senior Vice President                                         --
Jack May                        Senior Vice President                                         --
Hartland J. McKeown             Senior Vice President                                         --
Kevin P. Robins                 Senior Vice President                                         --
Patrick K. Walsh                Senior Vice President                                         --
Wayne M. Withrow                Senior Vice President                                         --
Robert Aller                    Vice President                                                --
Todd Cipperman                  Senior Vice President & General Counsel                       --
Robert Crudup                   Vice President & Managing Director                            --
Richard A. Deak                 Vice-President & Assistant Secretary                          --
Barbara Doyne                   Vice President                                                --
Jeff Drennen                    Vice President                                                --
Scott W. Dellorfano             Vice-President & Managing Secretary                           --
Vic Galef                       Vice President & Managing Director                            --
Lydia A. Gavalis                Vice President & Assistant Secretary                          --
Greg Gettinger                  Vice President & Assistant Secretary                          --
Kathy Heilig                    Vice President                                                --
Jeff Jacobs                     Vice President                                                --
Ellen Marquis                   Vice President                                                --
Samuel King                     Vice President                                                --
Kim Kirk                        Vice President & Managing Director                            --

                                           Position and Office                       Positions and Offices
Name                                        with Underwriter                            with Registrant
----                                        ----------------                            ---------------

John Krzeminski                 Vice President & Managing Director                            --
Christine M. McCullough         Vice President & Assistant Secretary                          --
Carolyn McLaurin                Vice President & Managing Director                            --
John D. Anderson                Vice President & Managing Director                            --
Mark Nagle                      Vice President                                                --
Joanne Nelson                   Vice President                                                --
Cynthia M. Parrish              Vice President & Secretary
Rob Redican                     Vice President                                                --
Maria Rinehart                  Vice President                                                --
Daniel Spaventa                 Vice President                                                --
Steven A. Gardner               Vice President & Managing Secretary                           --
Lori L. White                   Vice President & Assistant Secretary                          --
Timothy D. Barto                Vice President & Assistant Secretary                  Assistant Treasurer
William E. Zitelli, Jr.         Vice President & Assistant Secretary                          --
Scott C. Fanatico               Vice President & Managing Director                            --
John Kirk                       Vice President & Managing Director                            --
Alan H. Lauder                  Vice President & Managing Director                            --
Paul Lonergan                   Vice President & Managing Director                            --
Steve Smith                     Vice President                                                --
Kathryn L. Stanton              Vice President                                                --

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.


         (a) National City Investment Management Company ("IMC"), 1900 East Ninth Street, Cleveland, Ohio, 44114-3484; and National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135; (records relating to their functions as investment adviser and custodian); and National City Bank, Columbus Plaza, 155 E. Broad Street, Columbus, Ohio 43251 (records relating to IMC's former function as investment adviser to the predecessor Parkstone Group of Funds).

         (b) SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 (records relating to its function as distributor, accounting agent and administrator).

         (c) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

         (d) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).


ITEM 29. MANAGEMENT SERVICES.

         Inapplicable.

ITEM 30. UNDERTAKINGS.

         None.

                                   SIGNATURES
                                   ----------



         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 57 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 18th day of July, 2001.


                                             ARMADA FUNDS
                                             Registrant


                                             *Robert D. Neary
                                             -----------------------------------
                                             Trustee and Chairman of the Board
                                             Robert D. Neary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 57 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                                           Date
---------                                   -----                                           ----

/s/ John H. Leven                           Treasurer                                   July 18, 2001
---------------------
John H. Leven

*John F. Durkott                            Trustee                                     July 18, 2001
---------------------
 John F. Durkott

*Robert J. Farling                          Trustee                                     July 18, 2001
---------------------
 Robert J. Farling

*Richard W. Furst                           Trustee                                     July 18, 2001
---------------------
 Richard W. Furst

*Gerald Gherlein                            Trustee                                     July 18, 2001
---------------------
Gerald Gherlein

*Herbert Martens                            President and Trustee                       July 18, 2001
---------------------
Herbert Martens

* Robert D. Neary                           Trustee and Chairman                        July 18, 2001
---------------------                       of the Board
 Robert D. Neary

* J. William Pullen                         Trustee                                     July 18, 2001
---------------------
 J. William Pullen



*By:   /s/ W. Bruce McConnel
       ---------------------
          W. Bruce McConnel
          Attorney-in-Fact

                                  ARMADA FUNDS

                            Certificate of Secretary


         The following resolution was duly adopted by the Board of Trustees of Armada Funds on May 24, 2001 and remains in effect on the date hereof:


                  FURTHER RESOLVED, that the trustees and officers of Armada required to execute any amendment to Armada's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing Herbert R. Martens, Jr. and W. Bruce McConnel, III, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to the Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and resubstitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.




                                  ARMADA FUNDS




                                  By:  /s/ W. Bruce McConnel
                                       --------------------------
                                       W. Bruce McConnel
                                       Secretary


Dated:  July 18, 2001

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert
D. Neary, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Robert D. Neary
-------------------
Robert D. Neary

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ John F. Durkott
-------------------
John F. Durkott

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Richard
W. Furst, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/Richard W. Furst
-------------------
Richard W. Furst

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Robert
J. Farling, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/s/ Robert J. Farling
---------------------
Robert J. Farling

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, J. William Pullen, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ J. William Pullen
---------------------
J. William Pullen

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Herbert
R. Martens, Jr. , hereby constitutes and appoints W. Bruce McConnel, III, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Herbert R. Martens, Jr.
---------------------------
Herbert R. Martens, Jr.

                                  ARMADA FUNDS


                                POWER OF ATTORNEY
                                -----------------


                  Know All Men by These Presents, that the undersigned, Gerald
L. Gherlein, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                                  EXHIBIT INDEX
                                  -------------

(d)(2) First Amendment dated March 1, 2001 to the Advisory Agreement for the Money Market, Treasury Money Market, Government, Tax Exempt, Pennsylvania Tax Exempt, National Tax Exempt, Fixed Income, GNMA, Intermediate Government, Equity Growth, Equity Income, MidCap Regional, Ohio Tax Exempt and Pennsylvania Municipal Funds between Registrant and National City Bank dated November 19, 1997.

(d)(6) First Amendment dated June 9, 2000 to the Advisory Agreement for the Core Equity, Enhanced Income and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998.

(d)(12) Advisory Agreement for the Aggressive Allocation and Conservative Allocation Funds dated March 5, 2000 between Registrant and National City Investment Management Company.

(d)(13) Form of Advisory Agreement for the Micro Cap Value Fund between Registrant and National City Investment Management Company.

(g)(3) Exhibit A dated March 1, 2001 to the Custodian Services Agreement between Registrant and National City Bank dated November 7, 1994.

(g)(4) Foreign Custody Monitoring Agreement dated May 24, 2001 between Registrant and National City Bank.

(h)(2) Exhibit A dated March 31, 2001 to the Co-Administration and Accounting Services Agreement among Registrant, SEI Investments Mutual Funds Services and National City Bank, dated August 15, 2000, effective as of August 1, 2000.

(h)(7) Amendment dated February 12, 2001 to the Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated March 1, 1997.

(h)(8) Amendment dated March 1, 2001 to the Transfer Agency and Service Agreement with State Street Bank and Trust Company dated March 1, 1997.

(j)               Consent of Drinker Biddle & Reath LLP.